JPMorgan Income ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 25.2%
FHLMC Gold Pools, Other
Pool # WN1250, 4.40%, 5/1/2028	1,500,000	1,485,489
Pool # WN2453, 4.62%, 5/1/2028	850,000	845,526
Pool # WN2492, 4.93%, 6/1/2028	1,000,000	1,002,649
Pool # WN2435, 3.99%, 7/1/2030	2,070,000	2,002,577
Pool # WN2184, 2.50%, 4/1/2032	330,000	287,443
Pool # WN2266, 3.55%, 10/1/2032	600,000	557,471
Pool # WN2326, 4.45%, 12/1/2032	210,000	205,700
Pool # WN2587, 4.72%, 3/1/2033	3,477,857	3,509,123
FHLMC UMBS, 30 Year
Pool # RJ0003, 6.50%, 10/1/2053	4,402,895	4,563,899
Pool # SD5883, 6.50%, 6/1/2054	13,338,953	13,827,799
Pool # SD5979, 6.00%, 7/1/2054	8,667,752	8,830,274
Pool # SD6268, 6.50%, 8/1/2054	9,812,172	10,152,366
Pool # SD6461, 6.50%, 10/1/2054	2,739,582	2,830,440
FNMA UMBS, 30 Year
Pool # CB7136, 6.50%, 9/1/2053	11,546,850	11,948,816
Pool # MA5192, 6.50%, 11/1/2053	3,531,706	3,615,563
Pool # FS6942, 6.50%, 12/1/2053	2,269,390	2,344,668
Pool # CB8004, 6.00%, 2/1/2054	2,688,235	2,736,185
Pool # CB8495, 6.00%, 5/1/2054	9,069,448	9,233,900
Pool # FS8911, 6.50%, 8/1/2054	10,436,824	10,824,877
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	650,000	649,453
Pool # BS9617, 4.79%, 10/1/2028	1,200,000	1,205,854
Pool # BZ0100, 5.30%, 12/1/2028	4,000,000	4,105,447
Pool # BS7094, 4.78%, 11/1/2029	3,520,000	3,535,092
Pool # BS9607, 5.06%, 9/1/2030	162,000	166,198
Pool # BS9738, 4.97%, 10/1/2030	220,000	224,375
Pool # BS3390, 1.69%, 10/1/2031	1,302,135	1,099,867
Pool # BS3377, 1.72%, 10/1/2031	205,000	170,580
Pool # BS4789, 2.17%, 2/1/2032	1,000,000	851,304
Pool # BZ1527, 4.68%, 8/1/2032	3,300,000	3,293,517
Pool # BS8929, 4.52%, 7/1/2033	4,800,000	4,784,258
Pool # BS4294, 1.97%, 1/1/2034	800,000	650,106
Pool # BZ1211, 4.99%, 6/1/2034	840,000	861,152
Pool # BZ1109, 5.04%, 6/1/2034	4,200,000	4,322,003
GNMA II, 30 Year
Pool # DB5978, 6.50%, 4/20/2044	346,122	352,102
Pool # DA9696, 6.50%, 4/20/2045	264,402	268,970
Pool # DD9127, 6.50%, 7/20/2049	87,650	90,770
Pool # MA8151, 4.50%, 7/20/2052	30	29
Pool # MA8649, 6.00%, 2/20/2053	362,556	367,715
Pool # MA9109, 7.00%, 8/20/2053	1,224,097	1,259,228
Pool # CW1603, 6.50%, 12/20/2053	287,113	295,230
Pool # DA0555, 6.50%, 2/20/2054	927,670	955,026
Pool # DA1949, 6.50%, 2/20/2054	1,290,212	1,328,259
Pool # 787307, 6.50%, 3/20/2054	3,491,894	3,590,610
Pool # DB1810, 6.50%, 3/20/2054	655,377	674,702

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DB1811, 6.50%, 3/20/2054	381,952	393,215
Pool # DB1838, 6.50%, 3/20/2054	372,775	383,767
Pool # DB1521, 6.00%, 4/20/2054	171,862	175,458
Pool # DB1161, 6.50%, 4/20/2054	596,639	614,233
Pool # DA0802, 6.50%, 5/20/2054	596,870	614,472
Pool # DA5191, 6.50%, 5/20/2054	99,470	103,484
Pool # DA9805, 6.50%, 5/20/2054	239,064	246,422
Pool # DB7176, 6.50%, 5/20/2054	298,311	308,401
Pool # MA9725, 5.50%, 6/20/2054	21,218,386	21,249,217
Pool # DB7182, 6.00%, 6/20/2054	99,499	101,392
Pool # DB9010, 6.00%, 6/20/2054	199,069	202,603
Pool # DC6423, 6.00%, 6/20/2054	398,126	406,456
Pool # DC6424, 6.00%, 6/20/2054	298,411	303,962
Pool # DC6462, 6.00%, 6/20/2054	297,826	305,093
Pool # DC6464, 6.00%, 6/20/2054	1,492,505	1,515,449
Pool # DC7762, 6.00%, 6/20/2054	1,771,285	1,798,515
Pool # MA9726, 6.00%, 6/20/2054	33,511,520	33,905,992
Pool # CP4226, 6.50%, 6/20/2054	398,337	411,811
Pool # CZ1406, 6.50%, 6/20/2054	437,043	452,968
Pool # DA1016, 6.50%, 6/20/2054	199,352	206,616
Pool # DB7470, 6.50%, 6/20/2054	695,106	715,604
Pool # DB7473, 6.50%, 6/20/2054	1,592,841	1,641,755
Pool # DC6270, 6.50%, 6/20/2054	597,228	617,429
Pool # MA9727, 6.50%, 6/20/2054	54,335,113	55,275,080
Pool # DB7520, 6.00%, 7/20/2054	497,885	506,754
Pool # DC0348, 6.00%, 7/20/2054	4,383,940	4,451,335
Pool # DC6650, 6.00%, 7/20/2054	1,793,200	1,820,767
Pool # DC8318, 6.00%, 7/20/2054	99,609	102,112
Pool # DC8319, 6.00%, 7/20/2054	99,292	101,182
Pool # MA9780, 6.00%, 7/20/2054	40,522,575	40,947,807
Pool # DA1123, 6.50%, 7/20/2054	199,246	205,122
Pool # DB7614, 6.50%, 7/20/2054	99,623	102,561
Pool # DB7642, 6.50%, 7/20/2054	272,877	280,924
Pool # DC4806, 6.50%, 7/20/2054	1,494,817	1,540,721
Pool # DC4815, 6.50%, 7/20/2054	398,415	410,164
Pool # DC4824, 6.50%, 7/20/2054	1,395,079	1,436,219
Pool # DC4836, 6.50%, 7/20/2054	996,447	1,027,047
Pool # DC4838, 6.50%, 7/20/2054	398,551	410,304
Pool # DC6344, 6.50%, 7/20/2054	1,594,256	1,641,267
Pool # DC7719, 6.50%, 7/20/2054	447,739	460,943
Pool # DD0243, 6.50%, 7/20/2054	199,354	206,098
Pool # DD0244, 6.50%, 7/20/2054	298,975	309,087
Pool # DD0258, 6.50%, 7/20/2054	199,346	206,089
Pool # DD1474, 6.50%, 7/20/2054	2,192,170	2,256,817
Pool # DD6149, 6.50%, 7/20/2054	369,991	380,000
Pool # DD7932, 6.50%, 7/20/2054	548,070	562,896
Pool # DD7934, 6.50%, 7/20/2054	697,637	718,209
Pool # DD7935, 6.50%, 7/20/2054	1,195,929	1,231,195
Pool # MA9781, 6.50%, 7/20/2054	40,494,580	41,198,276

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DE1862, 6.00%, 8/20/2054	3,989,175	4,050,500
Pool # 787524, 6.50%, 8/20/2054	12,591,905	13,009,865
Pool # 787526, 6.50%, 8/20/2054	15,156,311	15,609,061
Pool # 787527, 6.50%, 8/20/2054	12,306,795	12,706,923
Pool # 787528, 6.50%, 8/20/2054	17,943,030	18,467,781
Pool # CZ7222, 6.50%, 8/20/2054	738,201	761,501
Pool # DA1146, 6.50%, 8/20/2054	99,761	102,703
Pool # DA2943, 6.50%, 8/20/2054	1,296,600	1,336,417
Pool # DC5089, 6.50%, 8/20/2054	997,461	1,028,092
Pool # DC8297, 6.50%, 8/20/2054	388,831	401,035
Pool # DD0605, 6.50%, 8/20/2054	199,445	205,412
Pool # DD1553, 6.50%, 8/20/2054	398,912	411,088
Pool # DD7840, 6.50%, 8/20/2054	1,793,921	1,849,058
Pool # DD8028, 6.50%, 8/20/2054	87,772	90,488
Pool # DD8029, 6.50%, 8/20/2054	87,749	90,764
Pool # DD8031, 6.50%, 8/20/2054	89,764	92,629
Pool # DD8032, 6.50%, 8/20/2054	123,328	126,993
Pool # DD8033, 6.50%, 8/20/2054	106,658	109,827
Pool # DD9128, 6.50%, 8/20/2054	246,322	254,654
Pool # DE0930, 6.50%, 8/20/2054	199,457	206,690
Pool # DE0931, 6.50%, 8/20/2054	199,515	206,264
Pool # DE0933, 6.50%, 8/20/2054	199,412	206,157
Pool # DE0936, 6.50%, 8/20/2054	498,635	513,982
Pool # DE1872, 6.50%, 8/20/2054	4,188,642	4,312,160
Pool # MA9853, 6.50%, 8/20/2054	7,640,939	7,773,722
Pool # 787554, 6.50%, 9/20/2054	10,597,716	10,907,632
Pool # 787593, 5.50%, 10/20/2054	11,984,287	12,088,076
Pool # 787595, 6.00%, 10/20/2054	33,965,611	34,549,322
Pool # 787596, 6.00%, 10/20/2054	33,961,352	34,628,413
GNMA II, Single Family, 30 Year
TBA, 5.50%, 12/15/2054 (a)	55,183,000	55,231,190
TBA, 6.00%, 12/15/2054 (a)	23,897,000	24,136,924
Total Mortgage-Backed Securities (Cost $605,378,551)		605,835,225
Commercial Mortgage-Backed Securities — 24.4%
1211 Avenue of the Americas Trust Series 2015-1211, Class C, 4.28%, 8/10/2035 (b) (c)	935,000	915,650
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033 (b)	500,000	494,558
Series 2015-200P, Class C, 3.72%, 4/14/2033 (b) (c)	1,000,000	986,631
Series 2015-200P, Class D, 3.72%, 4/14/2033 (b) (c)	2,507,500	2,462,489
Banc of America Re-REMIC Trust Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (b)	3,000,000	1,834,689
BANK
Series 2022-BNK39, Class XA, IO, 0.53%, 2/15/2055 (c)	8,031,290	200,857
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (b)	700,000	434,610
Series 2020-BN28, Class XA, IO, 1.88%, 3/15/2063 (c)	4,102,515	328,698
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (b)	320,000	193,345
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	4,500,000	3,851,349
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (c)	5,800,000	6,014,265

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	5,797,002	6,006,602
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	822,333	863,444
BBCMS Mortgage Trust
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054 (c)	4,500,000	254,430
Series 2023-C20, Class XA, IO, 1.07%, 7/15/2056 (c)	13,264,980	683,694
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (c)	1,350,000	1,445,173
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	2,900,000	3,273,889
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (c)	4,350,000	4,604,849
Benchmark Mortgage Trust
Series 2018-B2, Class AS, 4.08%, 2/15/2051 (c)	2,300,000	2,168,745
Series 2018-B4, Class A5, 4.12%, 7/15/2051 (c)	1,000,000	972,022
Series 2019-B9, Class D, 3.00%, 3/15/2052 (b)	1,240,000	755,961
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	800,000	741,387
Series 2022-B33, Class A5, 3.46%, 3/15/2055	800,000	720,508
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (c)	800,000	773,657
Series 2022-B37, Class A5, 5.94%, 11/15/2055 (c)	604,000	638,471
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (c)	4,000,000	4,189,110
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (c)	200,000	208,790
Series 2024-V5, Class A3, 5.81%, 1/10/2057	440,549	454,040
Series 2024-V5, Class C, 7.20%, 1/10/2057 (c)	300,000	311,514
Series 2024-V9, Class A3, 5.60%, 8/15/2057	4,300,000	4,408,414
Series 2019-B10, Class B, 4.18%, 3/15/2062 (c)	1,418,000	1,239,046
BHMS Series 2018-ATLS, Class A, 6.16%, 7/15/2035 (b) (c)	4,705,000	4,702,839
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (c)	3,600,000	3,820,774
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 4D1, PO, 5/25/2052 (b)	5,000,000	3,574,500
BMO Mortgage Trust
Series 2023-C5, Class A5, 5.77%, 6/15/2056	1,640,000	1,728,072
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	6,280,000	6,574,798
Series 2023-5C2, Class A3, 7.30%, 11/15/2056 (c)	3,310,000	3,556,662
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,621,914
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	2,420,000	2,483,804
Series 2024-5C3, Class C, 7.09%, 2/15/2057 (c)	700,000	717,039
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	8,300,000	8,788,570
Series 2024-C9, Class XA, IO, 1.08%, 7/15/2057 (c)	26,989,659	1,832,277
Series 2024-C9, Class A5, 5.76%, 7/15/2057	1,710,000	1,812,173
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	3,900,000	3,948,449
Series 2024-C10, Class XA, IO, 0.61%, 11/15/2057 (c)	80,000,000	4,186,568
Series 2024-5C7, Class XA, IO, 1.14%, 11/15/2057 (b) (c)	19,947,483	797,349
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (c)	1,400,000	1,436,240
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (c)	300,000	307,904
BX Series 2021-MFM1, Class A, 5.42%, 1/15/2034 (b) (c)	266,698	266,364
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 5.45%, 10/15/2036 (b) (c)	337,457	335,559
Series 2021-VINO, Class A, 5.38%, 5/15/2038 (b) (c)	62,622	62,505
Series 2021-ACNT, Class A, 5.57%, 11/15/2038 (b) (c)	735,970	734,590
Series 2024-MF, Class A, 6.05%, 2/15/2039 (b) (c)	1,744,345	1,744,890
Series 2024-MF, Class B, 6.30%, 2/15/2039 (b) (c)	708,364	707,479
Series 2024-AIR2, Class A, 6.10%, 10/15/2041 (b) (c)	1,500,000	1,503,281
BX Trust Series 2022-LBA6, Class A, 5.61%, 1/15/2039 (b) (c)	155,000	154,807

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	680,000	641,119
Series 2017-CD3, Class AS, 3.83%, 2/10/2050	1,000,000	864,247
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (b)	1,000,000	823,582
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (c)	1,362,417	1,290,601
Series 2017-CD6, Class B, 3.91%, 11/13/2050 (c)	1,750,000	1,615,864
Series 2018-CD7, Class C, 5.00%, 8/15/2051 (c)	580,000	526,146
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (b)	3,800,000	1,899,588
CGMS Commercial Mortgage Trust Series 2017-B1, Class D, 3.00%, 8/15/2050 (b)	5,000,000	4,090,736
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047 (c)	2,983,124	2,893,660
Series 2016-GC36, Class C, 4.90%, 2/10/2049 (c)	1,500,000	1,194,250
Series 2016-P3, Class B, 4.27%, 4/15/2049 (c)	1,630,000	1,468,350
Series 2016-C3, Class D, 3.00%, 11/15/2049 (b)	1,500,000	1,050,143
Series 2018-B2, Class AS, 4.18%, 3/10/2051 (c)	1,000,000	959,657
Series 2018-C5, Class XA, IO, 0.83%, 6/10/2051 (c)	1,463,102	30,417
Series 2018-C6, Class XA, IO, 0.93%, 11/10/2051 (c)	2,026,982	52,336
Series 2015-GC33, Class D, 3.17%, 9/10/2058	3,500,000	1,948,703
Series 2015-GC33, Class B, 4.73%, 9/10/2058 (c)	4,082,000	3,748,454
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (b) (c)	2,900,000	2,903,347
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a) (b) (c)	1,123,214	1,140,020
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (a) (b) (c)	1,224,000	1,250,072
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.79%, 2/10/2047 (c)	2,967,820	2,754,043
Series 2014-CR15, Class C, 4.08%, 2/10/2047 (c)	1,000,000	939,670
Series 2014-CR19, Class E, 4.19%, 8/10/2047 (b) (c)	2,500,000	2,223,987
Series 2014-UBS5, Class C, 4.87%, 9/10/2047 (c)	2,300,000	2,089,828
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (b)	2,350,000	1,833,000
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (b)	2,500,000	2,204,775
Series 2015-CR22, Class D, 4.24%, 3/10/2048 (b) (c)	500,000	368,040
Series 2015-LC23, Class E, 3.70%, 10/10/2048 (b) (c)	3,000,000	2,398,992
Series 2015-PC1, Class B, 4.41%, 7/10/2050 (c)	65,000	61,330
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, IO, 1.70%, 6/15/2052 (c)	59,517,235	3,354,498
Series 2020-C19, Class D, 2.50%, 3/15/2053 (b)	3,800,000	2,175,050
Series 2020-C19, Class E, 2.50%, 3/15/2053 (b)	2,000,000	572,528
Series 2020-C19, Class C, 3.73%, 3/15/2053 (c)	2,750,000	2,226,219
Series 2015-C2, Class C, 4.32%, 6/15/2057 (c)	4,250,000	3,508,997
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (b) (c)	1,885,000	1,904,229
FHLMC
Series 2023-MN7, Class M1, 8.33%, 9/25/2043 (b) (c)	884,553	893,322
Series 2023-MN7, Class M2, 10.43%, 9/25/2043 (b) (c)	2,348,000	2,574,992
Series 2023-MN7, Class B1, 13.58%, 9/25/2043 (b) (c)	500,000	569,254
Series 2024-MN8, Class M1, 7.58%, 5/25/2044 (b) (c)	2,293,603	2,320,234
Series 2024-MN8, Class M2, 8.98%, 5/25/2044 (b) (c)	2,500,000	2,597,377
Series 2024-MN8, Class B1, 12.08%, 5/25/2044 (b) (c)	2,900,000	3,207,042
FHLMC, Multi-Class Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (c)	2,000,000	92,484

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (c)	2,000,000	101,806
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (c)	2,500,000	341,778
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (c)	5,600,000	388,856
Series 2023-RR21, Class X, IO, 3.28%, 4/27/2036 (c)	18,000,000	3,966,597
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 10.23%, 7/25/2041 (b) (c)	200,000	182,925
Series 2021-MN1, Class M1, 6.73%, 1/25/2051 (b) (c)	700,247	696,612
Series 2021-MN1, Class M2, 8.48%, 1/25/2051 (b) (c)	3,000,000	3,063,542
Series 2021-MN3, Class M2, 8.73%, 11/25/2051 (b) (c)	4,700,000	4,793,573
Series 2021-MN3, Class B1, 11.58%, 11/25/2051 (b) (c)	1,750,000	1,865,605
FHLMC, Multi-family Structured Pass-Through Certificates Series K051, Class X1, IO, 0.61%, 9/25/2025 (c)	72,773,940	224,282
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC06, Class X1, IO, 1.01%, 6/25/2026 (c)	5,452,217	32,528
Series K737, Class X1, IO, 0.73%, 10/25/2026 (c)	47,403,420	474,091
Series K738, Class X1, IO, 1.62%, 1/25/2027 (c)	44,020,552	1,046,818
Series K064, Class X1, IO, 0.73%, 3/25/2027 (c)	4,410,858	49,961
Series KC05, Class X1, IO, 1.36%, 6/25/2027 (c)	41,348,267	832,047
Series K740, Class X1, IO, 0.82%, 9/25/2027 (c)	15,603,609	265,321
Series K072, Class X1, IO, 0.49%, 12/25/2027 (c)	15,043,348	153,432
Series K742, Class X1, IO, 0.86%, 3/25/2028 (c)	2,743,165	43,733
Series K742, Class X3, IO, 2.68%, 4/25/2028 (c)	5,000,000	388,827
Series K743, Class X1, IO, 1.02%, 5/25/2028 (c)	25,372,226	692,522
Series K078, Class X1, IO, 0.22%, 6/25/2028 (c)	61,653,537	243,488
Series K745, Class X1, IO, 0.72%, 8/25/2028 (c)	15,135,820	294,920
Series K082, Class X1, IO, 0.15%, 9/25/2028 (c)	194,653,498	454,788
Series K083, Class X1, IO, 0.18%, 9/25/2028 (c)	130,909,948	366,731
Series K084, Class X3, IO, 2.31%, 11/25/2028 (c)	751,485	59,125
Series K088, Class X1, IO, 0.65%, 1/25/2029 (c)	13,761,380	257,475
Series K091, Class X1, IO, 0.71%, 3/25/2029 (c)	30,109,982	646,765
Series K519, Class AS, 5.33%, 3/25/2029 (c)	3,697,119	3,691,209
Series K749, Class XAM, IO, 0.31%, 4/25/2029 (c)	55,000,000	576,252
Series KW09, Class X1, IO, 0.94%, 5/25/2029 (c)	29,109,446	754,805
Series K094, Class X1, IO, 1.01%, 6/25/2029 (c)	21,263,901	716,887
Series K095, Class XAM, IO, 1.38%, 6/25/2029 (c)	1,614,000	82,387
Series K528, Class X1, IO, 1.01%, 7/25/2029 (c)	30,000,000	1,055,331
Series KG02, Class X1, IO, 1.14%, 8/25/2029 (c)	14,384,999	526,856
Series K100, Class X1, IO, 0.77%, 9/25/2029 (c)	54,396,005	1,441,543
Series K101, Class X1, IO, 0.94%, 10/25/2029 (c)	1,673,856	56,651
Series K101, Class X3, IO, 1.95%, 10/25/2029 (c)	20,000,000	1,597,174
Series K090, Class X3, IO, 2.39%, 10/25/2029 (c)	5,000,000	445,111
Series K103, Class X1, IO, 0.76%, 11/25/2029 (c)	26,120,701	693,797
Series K104, Class X1, IO, 1.23%, 1/25/2030 (c)	13,094,568	604,968
Series K106, Class X1, IO, 1.44%, 1/25/2030 (c)	3,292,964	185,941
Series K105, Class X1, IO, 1.64%, 1/25/2030 (c)	24,786,334	1,590,006
Series K107, Class X1, IO, 1.71%, 1/25/2030 (c)	45,137,410	3,033,591
Series K109, Class X1, IO, 1.69%, 4/25/2030 (c)	36,455,784	2,472,355
Series K110, Class X1, IO, 1.81%, 4/25/2030 (c)	45,369,059	3,203,455
Series K114, Class X1, IO, 1.21%, 6/25/2030 (c)	2,111,738	106,794
Series K115, Class X1, IO, 1.42%, 6/25/2030 (c)	7,918,018	469,531

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K119, Class X1, IO, 1.02%, 9/25/2030 (c)	7,302,730	313,840
Series K121, Class X1, IO, 1.11%, 10/25/2030 (c)	24,962,126	1,169,718
Series K120, Class X1, IO, 1.13%, 10/25/2030 (c)	40,952,317	1,943,474
Series K754, Class XAM, IO, 0.21%, 11/25/2030 (c)	116,738,000	612,489
Series K122, Class X1, IO, 0.97%, 11/25/2030 (c)	19,713,273	821,831
Series K124, Class X1, IO, 0.81%, 12/25/2030 (c)	65,177,444	2,311,309
Series K123, Class X1, IO, 0.86%, 12/25/2030 (c)	52,972,976	1,952,441
Series K126, Class X1, IO, 0.39%, 1/25/2031 (c)	91,466,571	1,398,222
Series K152, Class X1, IO, 1.10%, 1/25/2031 (c)	17,482,676	754,825
Series K128, Class X1, IO, 0.61%, 3/25/2031 (c)	108,770,462	2,798,947
Series K129, Class X3, IO, 3.27%, 5/25/2031 (c)	8,000,000	1,306,006
Series K130, Class X1, IO, 1.14%, 6/25/2031 (c)	6,178,967	337,212
Series K131, Class X1, IO, 0.83%, 7/25/2031 (c)	56,671,800	2,246,073
Series KG06, Class X1, IO, 0.63%, 10/25/2031 (c)	21,662,154	632,245
Series K136, Class X1, IO, 0.49%, 12/25/2031 (c)	63,091,435	1,261,772
Series K-152, Class A1, 3.78%, 1/25/2032	1,182,876	1,140,483
Series K142, Class X1, IO, 0.40%, 3/25/2032 (c)	110,128,229	2,112,193
Series K144, Class X1, IO, 0.44%, 4/25/2032 (c)	4,091,508	90,513
Series K-161, Class A1, 5.08%, 7/25/2032	3,480,000	3,573,882
Series K-150, Class X1, IO, 0.45%, 9/25/2032 (c)	17,491,337	399,093
Series K-154, Class X1, IO, 0.53%, 1/25/2033 (c)	85,821,215	2,337,358
Series K-155, Class X1, IO, 0.42%, 4/25/2033 (c)	86,841,797	1,867,385
Series K-159, Class X1, IO, 0.29%, 7/25/2033 (c)	131,815,918	1,719,591
Series K-161, Class X3, IO, 5.66%, 11/25/2033 (c)	2,700,000	956,329
Series K-163, Class X3, IO, 5.88%, 4/25/2034 (c)	2,500,000	953,788
Series K-1514, Class X1, IO, 0.70%, 10/25/2034 (c)	1,185,140	48,625
Series K-1514, Class X3, IO, 2.86%, 10/25/2034 (c)	13,043,739	2,551,501
Series K-1512, Class X3, IO, 3.26%, 10/25/2034 (c)	2,500,000	561,498
Series K-1517, Class X1, IO, 1.44%, 7/25/2035 (c)	19,181,710	1,880,385
Series Q012, Class X, IO, 4.06%, 9/25/2035 (c)	389,925	62,006
Series K-1518, Class X1, IO, 0.95%, 10/25/2035 (c)	33,033,328	2,087,343
Series K-1519, Class X1, IO, 0.69%, 12/25/2035 (c)	13,415,979	601,323
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (c)	58,014,863	2,099,889
Series K-1513, Class X3, IO, 3.03%, 12/25/2037 (c)	4,500,000	937,014
Series K-1515, Class X3, IO, 3.81%, 3/25/2038 (c)	3,000,000	808,562
Series K-1516, Class X3, IO, 3.58%, 10/25/2038 (c)	1,000,000	257,615
Series K044, Class X3, IO, 1.55%, 1/25/2043 (c)	90,000,000	123,525
Series K067, Class X3, IO, 2.19%, 9/25/2044 (c)	15,000,000	772,191
Series K068, Class X3, IO, 2.13%, 10/25/2044 (c)	12,000,000	617,467
Series 2024-MN9, Class M1, 7.18%, 10/25/2044 (b) (c)	1,000,000	999,813
Series 2024-MN9, Class M2, 7.98%, 10/25/2044 (b) (c)	600,000	601,095
Series 2024-MN9, Class B1, 10.73%, 10/25/2044 (b) (c)	500,000	511,497
Series K060, Class X3, IO, 1.96%, 12/25/2044 (c)	11,949,868	399,306
Series K062, Class X3, IO, 2.15%, 1/25/2045 (c)	14,999,855	589,434
Series K730, Class X3, IO, 2.12%, 2/25/2045 (c)	25,000,000	47,265
Series K063, Class X3, IO, 2.15%, 2/25/2045 (c)	11,342,000	476,935
Series K065, Class X3, IO, 2.26%, 7/25/2045 (c)	8,509,531	431,440
Series K066, Class X3, IO, 2.24%, 8/25/2045 (c)	25,000,000	1,329,795
Series K071, Class X3, IO, 2.08%, 11/25/2045 (c)	8,700,000	471,384

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K085, Class X3, IO, 2.39%, 12/25/2045 (c)	1,850,000	142,552
Series K097, Class X3, IO, 2.09%, 9/25/2046 (c)	3,000,000	243,295
Series K082, Class X3, IO, 2.29%, 10/25/2046 (c)	10,000,000	774,173
Series K083, Class X3, IO, 2.37%, 11/25/2046 (c)	621,062	49,039
Series K092, Class X3, IO, 2.33%, 5/25/2047 (c)	43,959,013	3,794,226
Series K737, Class X3, IO, 1.84%, 1/25/2048 (c)	11,779,376	389,523
Series K109, Class X3, IO, 3.50%, 5/25/2048 (c)	3,400,000	515,609
Series K119, Class X3, IO, 2.82%, 9/25/2048 (c)	5,000,000	666,690
Series K121, Class X3, IO, 2.87%, 11/25/2048 (c)	5,000,000	669,435
Series K126, Class X3, IO, 2.72%, 1/25/2049 (c)	12,950,000	1,713,288
Series K124, Class X3, IO, 2.71%, 2/25/2049 (c)	5,000,000	641,203
Series K125, Class X3, IO, 2.74%, 2/25/2049 (c)	16,750,000	2,191,232
Series K741, Class X3, IO, 2.53%, 3/25/2049 (c)	13,766,615	917,881
Series K127, Class X3, IO, 2.74%, 3/25/2049 (c)	4,000,000	522,915
Series K743, Class X3, IO, 3.06%, 6/25/2049 (c)	13,000,000	1,154,893
Series K147, Class X3, IO, 3.93%, 6/25/2050 (c)	6,400,000	1,405,518
Series K096, Class X3, IO, 2.11%, 8/25/2051 (c)	8,380,000	654,138
Series K148, Class X3, IO, 4.29%, 8/25/2054 (c)	17,000,000	4,174,676
Series Q014, Class X, IO, 2.78%, 10/25/2055 (c)	1,825,457	278,451
Series K-152, Class X3, IO, 4.48%, 11/25/2055 (c)	5,000,000	1,307,837
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.60%, 12/25/2032 (c)	16,497,537	536,206
FIVE Mortgage Trust Series 2023-V1, Class XA, IO, 0.89%, 2/10/2056 (c)	5,064,970	93,801
FNMA ACES
Series 2020-M3, Class X1, IO, 0.40%, 2/25/2030 (c)	3,370,554	42,470
Series 2022-M2, Class X2, IO, 0.29%, 1/25/2032 (c)	2,823,938	32,147
Series 2020-M31, Class AB, 0.50%, 10/25/2032	72,037	59,871
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (c)	1,500,000	1,480,821
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (b)	5,500,000	2,392,572
FREMF Mortgage Trust
Series 2017-KF38, Class B, 7.46%, 9/25/2024 (b) (c)	828,828	827,281
Series 2018-KF45, Class B, 6.91%, 3/25/2025 (b) (c)	675,023	668,906
Series 2018-KF47, Class B, 6.96%, 5/25/2025 (b) (c)	243,085	241,242
Series 2018-KC02, Class B, 4.23%, 7/25/2025 (b) (c)	25,000	24,467
Series 2018-KF53, Class B, 7.01%, 10/25/2025 (c)	24,588	24,201
Series 2019-KF60, Class B, 7.31%, 2/25/2026 (b) (c)	475,663	466,342
Series 2019-KF62, Class B, 7.01%, 4/25/2026 (b) (c)	5,296	5,086
Series 2019-K735, Class B, 4.16%, 5/25/2026 (b) (c)	150,000	147,357
Series 2019-KF72, Class B, 7.06%, 11/25/2026 (b) (c)	730,796	701,163
Series 2017-KF40, Class B, 7.66%, 11/25/2027 (b) (c)	943,700	890,990
Series 2018-KF43, Class B, 7.11%, 1/25/2028 (b) (c)	21,473	20,621
Series 2018-KF50, Class B, 6.86%, 7/25/2028 (b) (c)	3,383	3,229
Series 2018-K84, Class D, PO, , 11/25/2028 (b)	3,500,000	2,454,451
Series 2018-KF54, Class B, 7.16%, 11/25/2028 (c)	583,698	546,433
Series 2019-KF59, Class B, 7.31%, 2/25/2029 (b) (c)	675,975	645,122
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (b)	58,351,553	188,674
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (b)	19,406,298	57,161
Series 2019-KW09, Class C, PO, , 6/25/2029 (b)	790,000	534,613
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (b)	10,000,000	35,056
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (b)	12,014,516	43,347

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-KF67, Class C, 10.96%, 8/25/2029 (b) (c)	2,372,814	2,031,016
Series 2019-KC07, Class C, 3.74%, 10/25/2029 (b) (c)	2,400,000	1,911,970
Series 2020-KF76, Class B, 7.71%, 1/25/2030 (b) (c)	640,909	627,021
Series 2020-K107, Class D, 3.62%, 2/25/2030 (b) (c)	4,500,000	3,496,660
Series 2023-K752, Class D, PO, , 8/25/2030 (b)	2,588,480	1,577,526
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (b)	9,003,480	39,455
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (b) (c)	300,000	261,261
Series 2022-KF132, Class CS, 11.25%, 2/25/2032 (b) (c)	2,933,293	2,713,345
Series 2019-KW10, Class C, PO, , 10/25/2032 (b)	1,300,000	848,467
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (b)	14,299,943	49,862
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (b)	1,600,000	5,900
Series 2023-KF149, Class CS, 11.00%, 12/25/2032 (b) (c)	437,325	448,783
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (b)	45,678,379	235,563
Series 2018-K155, Class C, PO, , 5/25/2033 (b)	4,000,000	1,961,936
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (b)	5,250,000	32,151
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (b)	169,464,383	1,089,707
Series 2015-K46, Class C, 3.82%, 4/25/2048 (b) (c)	100,000	99,182
Series 2017-K69, Class D, PO, , 10/25/2049 (b)	3,000,000	2,310,597
Series 2017-K724, Class D, PO, , 12/25/2049 (b)	18,183	17,925
Series 2017-K62, Class B, 4.01%, 1/25/2050 (b) (c)	415,000	405,441
Series 2018-K730, Class B, 3.95%, 2/25/2050 (b) (c)	200,000	199,023
Series 2019-K91, Class C, 4.40%, 4/25/2051 (b) (c)	250,000	236,826
Series 2018-K83, Class D, PO, , 11/25/2051 (b)	3,400,000	2,388,192
Series 2019-K92, Class D, PO, , 5/25/2052 (b)	4,900,000	3,378,269
Series 2020-K116, Class D, PO, , 9/25/2052 (b)	4,500,000	2,628,265
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (b)	59,217,589	233,051
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (b)	12,768,420	54,289
Series 2020-K105, Class D, PO, , 3/25/2053 (b)	4,000,000	2,422,132
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (b)	51,897,626	194,870
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (b)	12,000,000	49,812
Series 2020-K113, Class D, PO, , 5/25/2053 (b)	4,300,000	2,625,587
Series 2020-K739, Class D, PO, , 11/25/2053 (b)	7,000,000	5,372,041
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (b)	71,376,670	146,779
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (b)	17,500,000	41,123
Series 2020-K122, Class D, PO, , 1/25/2054 (b)	4,000,000	2,304,414
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (b)	10,972,469	49,646
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (b)	43,428,918	181,520
GNMA
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (c)	1,049,501	923,371
Series 2015-33, IO, 0.25%, 2/16/2056 (c)	46,696,875	337,418
Series 2017-76, IO, 0.77%, 12/16/2056 (c)	5,822,219	221,654
Series 2017-9, IO, 0.66%, 1/16/2057 (c)	22,298,226	836,143
Series 2023-127, IO, 0.41%, 7/16/2057 (c)	91,448,735	1,575,122
Series 2016-165, IO, 0.63%, 12/16/2057 (c)	4,894,875	155,816
Series 2017-16, IO, 0.38%, 9/16/2058 (c)	16,589,926	330,448
Series 2017-70, IO, 0.37%, 2/16/2059 (c)	44,017,858	1,035,731
Series 2023-108, IO, 0.69%, 8/16/2059 (c)	12,128,181	450,432
Series 2018-85, IO, 0.55%, 7/16/2060 (c)	13,737,499	491,035
Series 2020-171, IO, 0.96%, 10/16/2060 (c)	8,748,625	596,343

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-184, IO, 0.91%, 11/16/2060 (c)	3,105,353	202,734
Series 2021-17, IO, 1.05%, 1/16/2061 (c)	13,151,900	1,015,479
Series 2021-5, IO, 1.11%, 1/16/2061 (c)	11,493,731	893,264
Series 2019-76, IO, 0.88%, 3/16/2061 (c)	22,661,304	1,261,820
Series 2021-47, IO, 0.99%, 3/16/2061 (c)	25,961,977	1,753,970
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (c)	10,240,853	447,062
Series 2021-90, IO, 0.83%, 5/16/2061 (c)	17,516,552	1,042,809
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (c)	2,086,599	103,953
Series 2021-147, IO, 0.99%, 6/16/2061 (c)	7,612,552	551,848
Series 2021-169, IO, 1.11%, 6/16/2061 (c)	23,103,585	1,873,156
Series 2019-155, IO, 0.53%, 7/16/2061 (c)	5,430,663	218,116
IO, 0.60%, 7/16/2061 (a)	70,000,000	2,810,938
Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (c)	6,585,347	286,839
Series 2019-154, IO, 0.58%, 9/16/2061 (c)	7,141,328	285,088
Series 2021-218, IO, 0.96%, 10/16/2061 (c)	17,877,748	1,297,687
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (c)	942,663	47,746
Series 2020-28, IO, 0.82%, 11/16/2061 (c)	5,475,156	307,419
Series 2019-130, IO, 0.68%, 1/16/2062 (c)	18,040,409	919,761
Series 2020-2, IO, 0.59%, 3/16/2062 (c)	10,231,654	444,050
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (c)	3,469,674	210,136
Series 2020-110, IO, 0.98%, 3/16/2062 (c)	18,690,724	1,263,562
Series 2020-10, IO, 0.58%, 4/16/2062 (c)	10,393,823	430,186
Series 2020-23, IO, 0.66%, 4/16/2062 (c)	9,581,520	446,178
Series 2020-38, IO, 0.82%, 4/16/2062 (c)	14,756,262	853,899
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (c)	17,099,120	1,356,155
Series 2020-69, Class IA, IO, 1.30%, 4/16/2062 (c)	24,460,610	2,034,311
Series 2020-120, IO, 0.77%, 5/16/2062 (c)	5,696,991	334,006
Series 2020-100, IO, 0.79%, 5/16/2062 (c)	5,618,156	333,721
Series 2020-91, Class IU, IO, 0.97%, 5/16/2062 (c)	8,455,822	564,337
Series 2020-118, IO, 0.88%, 6/16/2062 (c)	6,303,757	374,094
Series 2020-194, IO, 1.08%, 6/16/2062 (c)	8,257,530	591,398
Series 2020-169, IO, 0.85%, 7/16/2062 (c)	6,227,518	388,578
Series 2020-64, IO, 1.20%, 7/16/2062 (c)	3,543,236	296,845
Series 2020-161, IO, 1.05%, 8/16/2062 (c)	8,983,987	658,464
Series 2021-3, IO, 0.87%, 9/16/2062 (c)	14,309,409	905,897
Series 2020-6, IO, 0.70%, 10/16/2062 (c)	9,675,500	552,315
Series 2021-33, IO, 0.84%, 10/16/2062 (c)	52,889,650	3,357,451
Series 2021-71, IO, 0.86%, 10/16/2062 (c)	3,433,599	218,200
Series 2021-28, IO, 1.04%, 10/16/2062 (c)	13,547,776	1,009,266
Series 2021-11, IO, 1.02%, 12/16/2062 (c)	8,524,943	609,549
Series 2021-35, IO, 1.03%, 12/16/2062 (c)	3,152,341	235,170
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (c)	17,049,886	1,401,468
Series 2021-40, IO, 0.82%, 2/16/2063 (c)	3,059,661	187,409
Series 2021-120, IO, 0.99%, 2/16/2063 (c)	6,257,262	469,174
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (c)	3,233,062	153,958
Series 2021-106, IO, 0.86%, 4/16/2063 (c)	49,979,679	3,305,216
Series 2021-151, IO, 0.92%, 4/16/2063 (c)	7,869,208	546,284
Series 2021-168, IO, 0.80%, 5/16/2063 (c)	13,106,522	804,035
Series 2021-60, IO, 0.83%, 5/16/2063 (c)	2,207,189	134,385

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-126, IO, 0.85%, 5/16/2063 (c)	9,581,083	633,986
Series 2021-22, IO, 0.97%, 5/16/2063 (c)	7,724,770	534,565
Series 2021-10, IO, 0.99%, 5/16/2063 (c)	4,847,888	349,064
Series 2021-170, IO, 0.99%, 5/16/2063 (c)	11,830,012	876,263
Series 2024-32, IO, 0.71%, 6/16/2063 (c)	47,200,928	2,384,204
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (c)	1,692,205	59,982
Series 2021-133, IO, 0.88%, 7/16/2063 (c)	16,692,133	1,099,694
Series 2022-67, IO, 0.89%, 8/16/2063 (c)	18,576,052	1,359,364
Series 2021-61, IO, 1.04%, 8/16/2063 (c)	1,365,601	100,479
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (c)	18,505,058	1,649,089
Series 2023-15, Class AB, 4.00%, 8/16/2063 (c)	733,438	698,374
Series 2023-179, IO, 0.61%, 9/16/2063 (c)	74,168,314	3,141,866
Series 2021-164, IO, 0.95%, 10/16/2063 (c)	14,634,896	1,064,607
Series 2021-110, IO, 0.87%, 11/16/2063 (c)	10,271,951	675,045
Series 2021-200, IO, 0.89%, 11/16/2063 (c)	1,948,955	133,621
Series 2021-180, IO, 0.91%, 11/16/2063 (c)	8,768,376	612,622
Series 2021-185, IO, 1.10%, 11/16/2063 (c)	1,491,419	123,078
Series 2021-220, IO, 0.83%, 12/16/2063 (c)	10,940,045	676,112
Series 2022-106, IO, 0.69%, 2/16/2064 (c)	2,789,064	157,812
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (c)	6,985,006	298,578
Series 2021-224, IO, 0.78%, 4/16/2064 (c)	1,912,089	121,916
Series 2022-149, IO, 0.45%, 6/16/2064 (c)	13,108,235	546,097
Series 2022-134, IO, 0.51%, 6/16/2064 (c)	2,908,822	126,079
Series 2022-165, IO, 0.59%, 6/16/2064 (c)	9,453,543	487,141
Series 2022-80, IO, 0.59%, 6/16/2064 (c)	1,148,590	52,671
Series 2022-62, IO, 0.62%, 6/16/2064 (c)	1,915,439	94,261
Series 2024-161, IO, 0.74%, 6/16/2064 (c)	24,959,251	1,404,078
Series 2022-52, IO, 0.77%, 6/16/2064 (c)	9,574,003	498,587
Series 2022-141, IO, 0.78%, 6/16/2064 (c)	2,929,088	193,392
Series 2022-210, IO, 0.70%, 7/16/2064 (c)	3,615,385	235,865
Series 2022-199, IO, 0.76%, 7/16/2064 (c)	3,910,067	238,812
Series 2023-15, IO, 0.92%, 8/16/2064 (c)	1,766,800	125,427
Series 2022-147, IO, 0.55%, 9/16/2064 (c)	24,373,497	1,203,334
Series 2022-214, IO, 0.57%, 9/16/2064 (c)	26,392,325	1,272,068
Series 2023-144, Class IB, IO, 0.75%, 12/16/2064 (c)	4,750,634	284,550
Series 2023-28, IO, 0.86%, 2/16/2065 (c)	7,821,432	543,356
Series 2023-26, IO, 0.97%, 4/16/2065 (c)	4,916,182	333,796
Series 2023-51, IO, 1.12%, 5/16/2065 (c)	11,484,978	921,387
Series 2024-17, IO, 1.06%, 6/16/2065 (c)	12,862,174	970,766
Series 2023-126, IO, 0.88%, 7/16/2065 (c)	8,092,264	570,976
Series 2023-46, IO, 1.15%, 7/16/2065 (c)	4,500,000	356,544
Series 2024-56, IO, 1.04%, 11/16/2065 (c)	7,474,859	570,424
Series 2024-138, Class IA, IO, 0.67%, 2/16/2066 (c)	19,446,365	1,856,520
Series 2024-31, IO, 1.21%, 2/16/2066 (c)	9,926,486	863,572
Series 2024-121, IO, 0.64%, 7/1/2066 (c)	1,705,295	168,887
Series 2024-90, IO, 0.80%, 7/16/2066 (c)	5,977,045	423,601
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.47%, 9/10/2038 (b) (c)	1,000,000	985,642
GS Mortgage Securities Trust
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (b)	750,000	667,713

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (b)	800,000	500,445
Harvest Commercial Capital Loan Trust Series 2024-1, Class A, 6.16%, 10/25/2056	3,753,812	3,775,710
ILPT Commercial Mortgage Trust
Series 2022-LPF2, Class A, 6.85%, 10/15/2039 (b) (c)	104,962	104,864
Series 2022-LPF2, Class E, 10.55%, 10/15/2039 (b) (c)	240,000	238,840
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class D, 3.92%, 1/15/2048 (b) (c)	5,000,000	3,952,497
Series 2015-C30, Class B, 4.37%, 7/15/2048 (c)	2,500,000	2,070,918
Series 2015-C30, Class C, 4.37%, 7/15/2048 (c)	5,150,000	3,722,964
Series 2015-C31, Class B, 4.78%, 8/15/2048 (c)	3,790,000	3,337,306
Series 2015-C33, Class C, 4.79%, 12/15/2048 (c)	150,000	132,070
Series 2016-C1, Class D1, 4.36%, 3/17/2049 (b) (c)	2,300,000	1,989,336
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.90%, 3/15/2050 (c)	1,050,000	904,560
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (c)	850,000	778,410
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (b) (c)	1,102,673	995,097
Series 2015-JP1, Class C, 4.88%, 1/15/2049 (c)	4,000,000	3,383,067
Series 2016-JP2, Class A4, 2.82%, 8/15/2049	1,400,000	1,351,136
Series 2016-JP3, Class C, 3.56%, 8/15/2049 (c)	3,800,000	3,241,462
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D, 3.25%, 12/15/2047 (b)	3,000,000	2,483,826
Series 2015-C26, Class D, 3.06%, 10/15/2048 (b)	4,500,000	3,812,807
Series 2016-C31, Class C, 4.40%, 11/15/2049 (c)	100,000	85,373
Series 2015-C23, Class B, 4.27%, 7/15/2050 (c)	900,000	872,172
Series 2015-C23, Class D, 4.27%, 7/15/2050 (b) (c)	2,200,000	2,074,311
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 5/15/2048 (c)	545,000	539,968
Series 2016-UBS9, Class B, 4.73%, 3/15/2049 (c)	5,000,000	4,747,374
Series 2017-H1, Class D, 2.55%, 6/15/2050 (b)	1,000,000	775,237
Series 2020-L4, Class D, 2.50%, 2/15/2053 (b)	500,000	368,674
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	400,000	256,000
MSC Trust Series 2021-ILP, Class A, 5.50%, 11/15/2036 (b) (c)	239,209	238,162
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (c)	10,750,000	11,543,352
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.10%, 10/25/2049 (b) (c)	9,685,967	9,787,378
Series 2020-01, Class M10, 8.60%, 3/25/2050 (b) (c)	23,772,823	24,154,738
Series 2023-01, Class M7, 8.73%, 11/25/2053 (b) (c)	2,485,206	2,591,823
Series 2023-01, Class M10, 11.23%, 11/25/2053 (b) (c)	825,000	926,220
Series 2024-01, Class M7, 7.48%, 7/25/2054 (b) (c)	338,476	341,481
Series 2024-01, Class M10, 8.58%, 7/25/2054 (b) (c)	300,000	306,460
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	1,906,012	1,911,693
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (b)	2,500,000	2,554,448
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (b)	8,600,000	8,986,865
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 6.00%, 5/15/2039 (b) (c)	2,125,000	2,117,032
Series 2024-DSNY, Class B, 6.35%, 5/15/2039 (b) (c)	4,575,000	4,524,662
SHR Trust Series 2024-LXRY, Class B, 7.06%, 10/15/2041 (b) (c)	2,000,000	2,012,500

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
SREIT Trust Series 2021-MFP, Class G, 7.70%, 11/15/2038 (b) (c)	1,913,726	1,883,074
TPG Trust Series 2024-WLSC, Class A, 6.91%, 11/15/2029 (b) (c)	2,000,000	1,995,000
UBS Commercial Mortgage Trust
Series 2017-C5, Class C, 4.64%, 11/15/2050 (c)	1,200,000	1,092,747
Series 2018-C10, Class D, 3.00%, 5/15/2051 (b)	1,000,000	763,984
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (b)	83,438	80,840
Series 2022-3, Class A, 5.22%, 6/25/2052 (b) (c)	226,659	216,979
Series 2022-4, Class A, 5.63%, 8/25/2052 (b) (c)	439,799	427,906
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.48%, 7/15/2035 (b) (c)	1,000,000	1,000,344
Series 2024-1CHI, Class B, 5.93%, 7/15/2035 (b) (c)	500,000	500,096
Series 2015-C29, Class D, 4.36%, 6/15/2048 (c)	5,107,000	4,520,634
Series 2017-C38, Class D, 3.00%, 7/15/2050 (b)	3,000,000	2,266,760
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,330,000	4,137,968
Series 2018-C44, Class D, 3.00%, 5/15/2051 (b)	250,000	188,198
Series 2018-C44, Class A5, 4.21%, 5/15/2051	1,000,000	970,814
Series 2018-C44, Class AS, 4.46%, 5/15/2051	1,000,000	957,793
Series 2022-C62, Class C, 4.50%, 4/15/2055 (c)	100,000	83,354
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,800,000	1,866,860
Series 2015-NXS2, Class B, 4.41%, 7/15/2058 (c)	3,500,000	3,254,895
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (b)	2,750,000	2,210,830
Series 2014-C21, Class C, 4.23%, 8/15/2047 (c)	2,150,000	1,976,279
Series 2014-C22, Class C, 3.78%, 9/15/2057 (c)	420,000	335,067
Series 2014-C22, Class B, 4.37%, 9/15/2057 (c)	100,000	89,380
Total Commercial Mortgage-Backed Securities (Cost $581,863,196)		587,441,813
Corporate Bonds — 21.7%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (b)	443,000	444,181
8.75%, 11/15/2030 (b)	705,000	763,047
7.25%, 7/1/2031 (b)	321,000	331,563
7.00%, 6/1/2032 (b)	310,000	316,332
BWX Technologies, Inc. 4.13%, 6/30/2028 (b)	250,000	237,415
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (b)	677,000	728,084
TransDigm, Inc.
6.38%, 3/1/2029 (b)	2,769,000	2,814,125
6.63%, 3/1/2032 (b)	606,000	620,719
Triumph Group, Inc. 9.00%, 3/15/2028 (b)	184,000	192,630
		6,448,096
Automobile Components — 0.7%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (b)	1,400,000	1,384,974
7.00%, 4/15/2028 (b)	230,000	235,208
8.25%, 4/15/2031 (b)	195,000	203,701
Allison Transmission, Inc.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
4.75%, 10/1/2027 (b)	50,000	48,932
5.88%, 6/1/2029 (b)	920,000	925,723
3.75%, 1/30/2031 (b)	835,000	750,536
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	93,000	92,980
6.88%, 7/1/2028	640,000	639,707
5.00%, 10/1/2029	550,000	511,210
Clarios Global LP
6.25%, 5/15/2026 (b)	2,370,000	2,371,621
8.50%, 5/15/2027 (b)	1,660,000	1,668,619
Cooper-Standard Automotive, Inc. 13.50% (Cash), 3/31/2027 (b) (d)	719,853	762,472
Dana, Inc.
5.38%, 11/15/2027	245,000	243,494
5.63%, 6/15/2028	395,000	392,934
4.25%, 9/1/2030	195,000	174,275
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (b)	80,000	63,336
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,834,000	2,652,945
5.25%, 7/15/2031	185,000	170,217
Icahn Enterprises LP 6.25%, 5/15/2026	855,000	842,603
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (b) (d)	576,000	576,613
8.00% (Cash), 11/15/2032 (b) (d)	200,000	202,500
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (b)	738,000	720,216
		15,634,816
Banks — 1.4%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	1,335,000	1,453,407
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (e) (f) (g) (h) (i)	400,000	417,200
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (e) (f) (g) (h) (i)	700,000	677,031
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (e) (f) (g) (h)	800,000	874,954
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.54%, 3/14/2030 (h)	1,400,000	1,422,448
Bank of America Corp. (3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (h)	4,185,000	4,112,823
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (e) (h)	600,000	639,629
BBVA Bancomer SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (e) (h) (i)	1,100,000	1,026,443
BNP Paribas SA (France)
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (h)	580,000	589,373
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (b) (e) (f) (g) (h)	650,000	651,495
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (h)	4,678,000	4,716,823
5.13%, 1/18/2028 (b)	725,000	731,419
Citigroup, Inc.
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (f) (g) (h)	100,000	96,663

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (f) (g) (h)	3,990,000	4,104,872
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (f) (g) (h)	1,580,000	1,574,572
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (h)	200,000	200,245
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (h)	290,000	308,993
(SOFR + 1.46%), 5.55%, 3/4/2030 (h)	1,410,000	1,434,443
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	200,000	176,856
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (e) (f) (g) (h)	1,710,000	1,816,468
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (b) (e) (f) (g) (h)	200,000	200,831
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (h)	720,000	750,134
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (b) (h)	315,000	319,155
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (e) (h)	950,000	998,137
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (f) (g) (h)	162,000	157,612
(SOFR + 1.07%), 5.71%, 4/22/2028 (h)	4,620,000	4,712,565
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (f) (g) (h)	370,000	383,367
		34,547,958
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (b)	400,000	364,939
Broadline Retail — 0.1%
NMG Holding Co., Inc. 8.50%, 10/1/2028 (b)	2,015,000	2,045,789
Nordstrom, Inc. 4.25%, 8/1/2031	140,000	123,223
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (b) (d)	196,934	171,017
9.75%, 10/1/2027 (b)	22,913	23,199
Wayfair LLC 7.25%, 10/31/2029 (b)	230,000	233,080
		2,596,308
Building Products — 0.4%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (b)	150,000	147,612
Builders FirstSource, Inc.
5.00%, 3/1/2030 (b)	350,000	338,014
6.38%, 6/15/2032 (b)	1,075,000	1,098,879
6.38%, 3/1/2034 (b)	310,000	315,937
EMRLD Borrower LP 6.63%, 12/15/2030 (b)	2,229,000	2,253,633
Griffon Corp. 5.75%, 3/1/2028	85,000	83,957
JELD-WEN, Inc. 4.88%, 12/15/2027 (b)	200,000	192,161
Masterbrand, Inc. 7.00%, 7/15/2032 (b)	950,000	974,239
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (b)	485,000	493,718
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	180,000	172,775
Standard Industries, Inc.
4.75%, 1/15/2028 (b)	3,605,000	3,503,327

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
4.38%, 7/15/2030 (b)	585,000	544,180
Summit Materials LLC 7.25%, 1/15/2031 (b)	304,000	324,498
		10,442,930
Capital Markets — 0.5%
Coinbase Global, Inc. 3.38%, 10/1/2028 (b)	65,000	58,998
Deutsche Bank AG (Germany) (SOFR + 1.70%), 5.00%, 9/11/2030 (h)	4,300,000	4,247,389
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (f) (g) (h)	95,000	94,488
(SOFR + 1.08%), 5.80%, 8/10/2026 (h)	1,150,000	1,157,497
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (f) (g) (h)	390,000	417,465
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (f) (g) (h)	1,225,000	1,281,848
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (f) (g) (h)	950,000	951,399
Nasdaq, Inc. 5.35%, 6/28/2028	1,160,000	1,186,614
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (e) (f) (g) (h)	1,554,000	1,595,113
Turkiye Varlik Fonu Yonetimi A/S (Turkey) 8.25%, 2/14/2029 (i)	300,000	315,188
		11,305,999
Chemicals — 0.9%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (b)	500,000	490,376
3.38%, 2/15/2029 (b)	1,775,000	1,632,277
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (b)	2,800,000	2,098,684
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (b)	800,000	772,250
Celanese US Holdings LLC 1.40%, 8/5/2026	240,000	224,091
Chemours Co. (The)
5.75%, 11/15/2028 (b)	2,755,000	2,607,117
4.63%, 11/15/2029 (b)	105,000	93,739
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	715,000	686,394
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (b)	500,000	507,463
7.50%, 4/15/2029 (b)	400,000	413,842
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (b)	200,000	212,664
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (b)	3,000,000	2,947,516
8.50%, 11/15/2028 (b)	250,000	266,461
4.25%, 5/15/2029 (b)	50,000	46,330
9.00%, 2/15/2030 (b)	301,000	325,670
OCP SA (Morocco)
5.13%, 6/23/2051 (i)	800,000	612,984
7.50%, 5/2/2054 (b)	900,000	931,779
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	20,000	19,819
4.50%, 10/15/2029	2,555,000	2,406,775
4.00%, 4/1/2031	235,000	209,808
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (b)	9,000	8,100
5.13%, 4/1/2029 (b)	220,000	116,580

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
WR Grace Holdings LLC
4.88%, 6/15/2027 (b)	1,685,000	1,655,950
5.63%, 8/15/2029 (b)	1,695,000	1,585,057
		20,871,726
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	1,305,000	1,211,973
ADT Security Corp. (The)
4.13%, 8/1/2029 (b)	1,045,000	979,041
4.88%, 7/15/2032 (b)	180,000	167,536
Aramark Services, Inc. 5.00%, 2/1/2028 (b)	1,670,000	1,635,046
Brink's Co. (The) 4.63%, 10/15/2027 (b)	415,000	404,285
CoreCivic, Inc. 8.25%, 4/15/2029	635,000	674,373
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (b)	295,000	287,304
8.38%, 11/15/2032 (b)	252,000	258,543
GFL Environmental, Inc.
3.75%, 8/1/2025 (b)	1,155,000	1,149,032
5.13%, 12/15/2026 (b)	50,000	49,822
4.00%, 8/1/2028 (b)	1,295,000	1,232,459
4.38%, 8/15/2029 (b)	90,000	85,337
6.75%, 1/15/2031 (b)	743,000	770,524
Madison IAQ LLC 4.13%, 6/30/2028 (b)	2,505,000	2,397,029
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (b)	820,000	820,506
3.38%, 8/31/2027 (b)	2,000,000	1,880,387
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (b)	406,000	406,072
Williams Scotsman, Inc. 7.38%, 10/1/2031 (b)	180,000	186,754
		14,596,023
Communications Equipment — 0.1%
Ciena Corp. 4.00%, 1/31/2030 (b)	150,000	138,135
CommScope LLC
6.00%, 3/1/2026 (b)	1,575,000	1,546,753
8.25%, 3/1/2027 (b)	710,000	658,659
4.75%, 9/1/2029 (b)	625,000	517,188
		2,860,735
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (i)	464,698	360,796
Dycom Industries, Inc. 4.50%, 4/15/2029 (b)	90,000	84,938
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (i)	556,220	592,583
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (i)	400,000	329,000
Pike Corp. 8.63%, 1/31/2031 (b)	135,000	144,432
Weekley Homes LLC 4.88%, 9/15/2028 (b)	150,000	143,242
		1,654,991
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (b)	150,000	157,314

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	335,000	343,304
3.00%, 10/29/2028	810,000	756,376
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (h)	460,000	476,987
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (b)	1,140,000	1,132,510
4.38%, 5/1/2026 (b)	700,000	684,803
6.38%, 5/4/2028 (b)	365,000	378,852
5.75%, 3/1/2029 (b)	2,060,000	2,108,470
Ford Motor Credit Co. LLC
2.30%, 2/10/2025	1,755,000	1,745,020
4.69%, 6/9/2025	200,000	199,540
5.13%, 6/16/2025	600,000	599,598
3.38%, 11/13/2025	200,000	196,579
4.39%, 1/8/2026	600,000	594,586
6.95%, 6/10/2026	200,000	204,737
4.54%, 8/1/2026	200,000	197,726
4.27%, 1/9/2027	525,000	515,501
4.13%, 8/17/2027	3,505,000	3,405,008
7.20%, 6/10/2030	200,000	213,670
6.05%, 3/5/2031	3,080,000	3,141,809
OneMain Finance Corp.
7.13%, 3/15/2026	1,155,000	1,179,945
3.88%, 9/15/2028	1,040,000	970,179
		19,045,200
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (b)	3,040,000	2,979,294
5.88%, 2/15/2028 (b)	1,655,000	1,645,472
3.50%, 3/15/2029 (b)	1,010,000	933,279
4.88%, 2/15/2030 (b)	540,000	520,085
Performance Food Group, Inc.
5.50%, 10/15/2027 (b)	1,755,000	1,745,137
4.25%, 8/1/2029 (b)	1,450,000	1,363,362
Rite Aid Corp.
8.00%, 10/18/2024 ‡	104,124	—
7.50%, 7/1/2025 ‡ (j)	248,000	—
8.00%, 11/15/2026 ‡ (j)	121,000	—
(3-MONTH CME TERM SOFR + 7.00%), 12.06%, 8/30/2031 ‡ (b) (h)	36,352	32,717
Series A, 15.00% (PIK), 8/30/2031 ‡ (d)	104,032	63,000
Series B, 15.00% (PIK), 8/30/2031 ‡ (d)	48,814	—
US Foods, Inc.
6.88%, 9/15/2028 (b)	165,000	170,489
4.75%, 2/15/2029 (b)	1,314,000	1,267,820
4.63%, 6/1/2030 (b)	331,000	315,309
		11,035,964

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (b)	1,420,000	1,210,132
5.25%, 8/15/2027 (b)	1,225,000	725,812
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (b)	3,010,000	3,081,327
9.25%, 4/15/2027 (b)	240,000	245,663
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)	765,000	763,759
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (b)	3,650,000	3,492,738
TriMas Corp. 4.13%, 4/15/2029 (b)	65,000	60,539
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (b) (k)	650,000	648,682
8.50%, 8/15/2027 (b) (k)	250,000	250,447
		10,479,099
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (b)	415,000	427,263
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	2,035,000	1,820,075
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (b)	424,000	438,840
		2,258,915
Diversified Telecommunication Services — 1.2%
Altice France SA (France)
8.13%, 2/1/2027 (b)	400,000	336,149
5.13%, 7/15/2029 (b)	250,000	190,519
5.50%, 10/15/2029 (b)	400,000	307,577
CCO Holdings LLC
5.00%, 2/1/2028 (b)	215,000	210,096
5.38%, 6/1/2029 (b)	3,845,000	3,744,030
6.38%, 9/1/2029 (b)	1,370,000	1,376,592
4.75%, 3/1/2030 (b)	7,571,000	7,035,001
4.50%, 8/15/2030 (b)	5,817,000	5,293,613
4.25%, 2/1/2031 (b)	2,174,000	1,946,754
4.50%, 5/1/2032	155,000	136,949
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (b)	1,500,000	1,501,793
5.00%, 5/1/2028 (b)	1,265,000	1,252,193
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (b)	2,885,000	2,681,229
Level 3 Financing, Inc.
4.88%, 6/15/2029 (b)	545,000	476,145
11.00%, 11/15/2029 (b)	870,000	988,561
4.50%, 4/1/2030 (b)	338,888	283,296
Lumen Technologies, Inc.
4.13%, 4/15/2029 (b)	835,788	755,343
4.13%, 4/15/2030 (b)	891,504	786,685
Optics Bidco SpA (Italy) 6.00%, 9/30/2034 (b)	200,000	194,012
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	43,000	43,373
		29,539,910

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — 0.7%
Centrais Eletricas Brasileiras SA (Brazil) 6.50%, 1/11/2035 (b)	890,000	862,188
Comision Federal de Electricidad (Mexico) 6.45%, 1/24/2035 (b)	366,000	352,641
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (b)	400,000	387,268
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (h)	930,000	939,474
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (i)	200,000	196,126
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (i)	600,000	518,814
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (h)	690,000	707,691
Eskom Holdings SOC Ltd. (South Africa)
7.13%, 2/11/2025 (i)	700,000	700,000
8.45%, 8/10/2028 (i)	400,000	418,876
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (b)	200,000	202,830
6.38%, 5/15/2043 (i)	700,000	628,026
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (h)	680,000	693,299
NRG Energy, Inc.
5.75%, 1/15/2028	3,390,000	3,393,681
5.25%, 6/15/2029 (b)	180,000	176,510
3.63%, 2/15/2031 (b)	705,000	628,238
6.00%, 2/1/2033 (b)	406,000	403,737
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (i)	526,007	486,230
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (i)	200,000	195,375
Vistra Operations Co. LLC
5.13%, 5/13/2025 (b)	284,000	283,816
5.63%, 2/15/2027 (b)	990,000	990,014
5.00%, 7/31/2027 (b)	2,638,000	2,613,412
6.88%, 4/15/2032 (b)	410,000	425,315
		16,203,561
Electrical Equipment — 0.0% ^
Regal Rexnord Corp. 6.40%, 4/15/2033	97,000	102,220
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (b)	1,912,000	1,844,378
Sensata Technologies, Inc.
3.75%, 2/15/2031 (b)	3,065,000	2,738,789
6.63%, 7/15/2032 (b)	200,000	204,061
		4,787,228
Energy Equipment & Services — 0.2%
Archrock Partners LP
6.88%, 4/1/2027 (b)	176,000	176,788
6.63%, 9/1/2032 (b)	329,000	333,498
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (i)	331,260	310,308
Nabors Industries, Inc. 7.38%, 5/15/2027 (b)	124,000	124,181
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (b)	194,000	194,040
6.88%, 1/15/2029 (b)	225,000	225,245
Transocean, Inc.
8.25%, 5/15/2029 (b)	396,000	399,629

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
8.75%, 2/15/2030 (b)	272,000	283,354
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (b)	1,430,000	1,519,375
		3,566,418
Entertainment — 0.3%
Cinemark USA, Inc. 7.00%, 8/1/2032 (b)	177,000	183,296
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (b)	175,000	174,515
6.50%, 5/15/2027 (b)	2,350,000	2,384,652
4.75%, 10/15/2027 (b)	3,840,000	3,758,855
3.75%, 1/15/2028 (b)	170,000	161,259
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	720,000	697,326
WMG Acquisition Corp.
3.75%, 12/1/2029 (b)	172,000	159,950
3.88%, 7/15/2030 (b)	172,000	159,107
		7,678,960
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	1,900,000	1,706,928
6.50%, 5/15/2032 (b)	886,000	909,014
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (h)	500,000	511,792
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (b)	525,000	515,805
NCR Atleos Corp. 9.50%, 4/1/2029 (b)	1,149,000	1,257,363
Rocket Mortgage LLC
2.88%, 10/15/2026 (b)	365,000	348,379
3.63%, 3/1/2029 (b)	1,668,000	1,539,255
Shift4 Payments LLC 6.75%, 8/15/2032 (b)	937,000	969,027
		7,757,563
Food Products — 0.3%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	2,385,000	2,221,098
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (b)	500,000	527,656
Post Holdings, Inc.
5.63%, 1/15/2028 (b)	129,000	130,210
5.50%, 12/15/2029 (b)	267,000	260,364
4.63%, 4/15/2030 (b)	2,885,000	2,705,172
6.25%, 2/15/2032 (b)	726,000	733,533
		6,578,033
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	415,000	407,872
5.75%, 5/20/2027	745,000	715,256
9.38%, 6/1/2028 (b)	322,000	330,959
Superior Plus LP (Canada) 4.50%, 3/15/2029 (b)	150,000	138,190
		1,592,277

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (b)	265,000	263,350
4.75%, 4/1/2028 (b)	1,815,000	1,720,039
8.00%, 2/15/2031 (b)	935,000	972,814
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (b)	1,804,000	1,881,442
8.63%, 5/15/2032 (b)	130,000	136,208
First Student Bidco, Inc. 4.00%, 7/31/2029 (b)	180,000	166,568
Hertz Corp. (The)
4.63%, 12/1/2026 (b)	135,000	116,803
12.63%, 7/15/2029 (b)	444,000	481,999
5.00%, 12/1/2029 (b)	2,840,000	1,961,060
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (b)	105,000	99,880
RXO, Inc. 7.50%, 11/15/2027 (b)	350,000	361,202
Transnet SOC Ltd. (South Africa) 8.25%, 2/6/2028 (b)	1,000,000	1,025,000
Uber Technologies, Inc. 7.50%, 9/15/2027 (b)	1,007,000	1,027,161
XPO, Inc. 6.25%, 6/1/2028 (b)	425,000	431,232
		10,644,758
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (b)	3,150,000	3,043,357
Hologic, Inc.
4.63%, 2/1/2028 (b)	180,000	176,496
3.25%, 2/15/2029 (b)	1,534,000	1,410,137
Medline Borrower LP
3.88%, 4/1/2029 (b)	3,025,000	2,836,018
6.25%, 4/1/2029 (b)	288,000	293,347
5.25%, 10/1/2029 (b)	1,305,000	1,274,071
		9,033,426
Health Care Providers & Services — 0.7%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (b)	200,000	184,431
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (b)	440,000	427,068
5.00%, 4/15/2029 (b)	185,000	173,948
Community Health Systems, Inc.
5.63%, 3/15/2027 (b)	780,000	754,853
6.00%, 1/15/2029 (b)	740,000	689,186
5.25%, 5/15/2030 (b)	300,000	256,073
4.75%, 2/15/2031 (b)	310,000	251,691
10.88%, 1/15/2032 (b)	370,000	385,026
DaVita, Inc.
4.63%, 6/1/2030 (b)	410,000	384,039
3.75%, 2/15/2031 (b)	1,875,000	1,658,351
Encompass Health Corp.
4.50%, 2/1/2028	1,515,000	1,476,361
4.75%, 2/1/2030	1,045,000	1,011,517
4.63%, 4/1/2031	415,000	391,352
Owens & Minor, Inc. 4.50%, 3/31/2029 (b)	739,000	668,907

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Tenet Healthcare Corp.
6.25%, 2/1/2027	372,000	372,264
5.13%, 11/1/2027	4,210,000	4,171,284
4.63%, 6/15/2028	3,310,000	3,211,830
6.13%, 6/15/2030	463,000	465,369
6.75%, 5/15/2031	709,000	726,394
		17,659,944
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (b)	1,150,000	1,137,141
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	3,370,000	3,304,757
4.50%, 2/15/2029 (b)	235,000	224,719
		3,529,476
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (b)	1,480,000	1,408,491
4.00%, 10/15/2030 (b)	565,000	513,101
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	375,000	358,602
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (b)	147,000	149,785
4.63%, 10/15/2029 (b)	390,000	367,101
7.00%, 2/15/2030 (b)	1,320,000	1,361,287
6.50%, 2/15/2032 (b)	396,000	403,950
Carnival Corp.
7.63%, 3/1/2026 (b)	744,000	748,829
5.75%, 3/1/2027 (b)	55,000	55,232
6.00%, 5/1/2029 (b)	500,000	501,749
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (b)	2,815,000	3,021,405
Cedar Fair LP 5.25%, 7/15/2029	745,000	723,175
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (b)	250,000	250,216
3.75%, 5/1/2029 (b)	1,080,000	1,006,008
5.88%, 3/15/2033 (b)	619,000	619,910
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,445,000	1,436,989
MGM Resorts International
4.63%, 9/1/2026	260,000	258,661
5.50%, 4/15/2027	90,000	89,892
6.13%, 9/15/2029	479,000	484,351
6.50%, 4/15/2032	560,000	565,583
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (b)	695,000	696,213
6.25%, 3/15/2032 (b)	322,000	328,970
6.00%, 2/1/2033 (b)	560,000	567,038
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (b)	1,005,000	1,000,513
6.63%, 5/1/2032 (b)	454,000	465,274

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (b)	7,000	6,997
Station Casinos LLC 4.50%, 2/15/2028 (b)	1,045,000	998,346
Studio City Finance Ltd. (Macau)
6.50%, 1/15/2028 (i)	200,000	194,062
5.00%, 1/15/2029 (i)	200,000	181,000
Vail Resorts, Inc. 6.50%, 5/15/2032 (b)	518,000	531,978
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (i)	200,000	191,375
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (b)	3,480,000	3,390,560
6.25%, 3/15/2033 (b)	361,000	360,094
		23,236,737
Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (b)	813,000	819,505
Newell Brands, Inc.
5.70%, 4/1/2026 (k)	1,654,000	1,663,315
6.38%, 5/15/2030	375,000	381,977
6.63%, 5/15/2032	297,000	302,214
6.87%, 4/1/2036 (k)	250,000	254,179
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (b)	3,205,000	2,979,998
		6,401,188
Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	610,000	600,670
4.13%, 10/15/2030	485,000	447,319
Energizer Holdings, Inc.
4.75%, 6/15/2028 (b)	1,042,000	1,008,735
4.38%, 3/31/2029 (b)	1,752,000	1,646,148
Spectrum Brands, Inc. 3.88%, 3/15/2031 (b)	129,000	111,155
		3,814,027
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (b)	985,000	939,141
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (b)	486,000	484,664
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (b)	650,000	656,308
		2,080,113
Insurance — 0.0% ^
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (h)	690,000	698,252
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (b)	700,000	712,089
Machinery — 0.1%
ATS Corp. (Canada) 4.13%, 12/15/2028 (b)	150,000	139,949
Chart Industries, Inc. 7.50%, 1/1/2030 (b)	1,190,000	1,243,145
Esab Corp. 6.25%, 4/15/2029 (b)	330,000	335,716
Hillenbrand, Inc. 3.75%, 3/1/2031	150,000	133,208
Terex Corp.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
5.00%, 5/15/2029 (b)	595,000	575,083
6.25%, 10/15/2032 (b)	390,000	390,363
Trinity Industries, Inc. 7.75%, 7/15/2028 (b)	150,000	156,566
Wabash National Corp. 4.50%, 10/15/2028 (b)	150,000	139,388
		3,113,418
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (i)	945,960	911,423
Media — 2.0%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,545,000	1,373,475
6.10%, 6/1/2029	1,790,000	1,841,645
2.80%, 4/1/2031	2,500,000	2,143,891
6.65%, 2/1/2034	50,000	52,707
5.38%, 4/1/2038	100,000	92,176
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (b)	1,862,000	1,817,348
7.75%, 4/15/2028 (b)	597,000	549,854
9.00%, 9/15/2028 (b)	2,107,000	2,235,127
CSC Holdings LLC
5.38%, 2/1/2028 (b)	300,000	261,342
6.50%, 2/1/2029 (b)	2,560,000	2,195,262
Directv Financing LLC 5.88%, 8/15/2027 (b)	1,850,000	1,817,944
DISH DBS Corp.
7.75%, 7/1/2026	1,835,000	1,578,183
5.25%, 12/1/2026 (b)	1,529,000	1,405,533
DISH Network Corp. 11.75%, 11/15/2027 (b)	2,217,000	2,355,385
EchoStar Corp. 6.75% (PIK), 11/30/2030 (d)	322,500	291,154
GCI LLC 4.75%, 10/15/2028 (b)	453,000	428,564
Gray Television, Inc.
7.00%, 5/15/2027 (b)	600,000	587,991
10.50%, 7/15/2029 (b)	1,409,000	1,433,929
4.75%, 10/15/2030 (b)	1,449,000	856,015
5.38%, 11/15/2031 (b)	1,558,000	927,701
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,040,000	902,200
5.25%, 8/15/2027 (b)	2,945,000	2,105,675
Lamar Media Corp. 4.88%, 1/15/2029	350,000	340,659
Midcontinent Communications 8.00%, 8/15/2032 (b)	418,000	438,654
News Corp.
3.88%, 5/15/2029 (b)	1,985,000	1,864,320
5.13%, 2/15/2032 (b)	185,000	179,106
Nexstar Media, Inc.
5.63%, 7/15/2027 (b)	3,260,000	3,212,693
4.75%, 11/1/2028 (b)	480,000	453,239
Outfront Media Capital LLC
4.25%, 1/15/2029 (b)	1,225,000	1,155,268
4.63%, 3/15/2030 (b)	180,000	169,078

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (b)	1,380,000	1,356,119
4.00%, 7/15/2028 (b)	2,200,000	2,065,641
5.50%, 7/1/2029 (b)	2,555,000	2,497,028
Stagwell Global LLC 5.63%, 8/15/2029 (b)	1,290,000	1,243,745
TEGNA, Inc. 5.00%, 9/15/2029	1,710,000	1,616,146
Univision Communications, Inc.
8.00%, 8/15/2028 (b)	2,160,000	2,204,131
7.38%, 6/30/2030 (b)	345,000	332,595
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (b)	1,140,000	1,137,891
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (b)	200,000	178,728
		47,698,142
Metals & Mining — 0.3%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (b)	200,000	199,750
6.13%, 5/15/2028 (b)	200,000	202,363
7.13%, 3/15/2031 (b)	965,000	1,009,626
ATI, Inc.
5.88%, 12/1/2027	375,000	372,883
4.88%, 10/1/2029	25,000	23,974
7.25%, 8/15/2030	180,000	188,172
Big River Steel LLC 6.63%, 1/31/2029 (b)	55,000	55,411
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	940,000	941,779
7.00%, 3/15/2032 (b)	207,000	208,052
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (i)	900,000	868,500
CSN Resources SA (Brazil) 4.63%, 6/10/2031 (b)	600,000	480,600
Novelis Corp.
4.75%, 1/30/2030 (b)	2,214,000	2,083,520
3.88%, 8/15/2031 (b)	506,000	444,521
		7,079,151
Multi-Utilities — 0.2%
Dominion Energy, Inc. Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (h)	2,880,000	3,033,773
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (h)	1,590,000	1,626,536
		4,660,309
Oil, Gas & Consumable Fuels — 3.4%
AL Candelaria -spain- SA (Colombia)
7.50%, 12/15/2028 (i)	421,666	415,341
5.75%, 6/15/2033 (b)	500,000	407,500
Antero Midstream Partners LP
5.75%, 3/1/2027 (b)	615,000	613,735
5.75%, 1/15/2028 (b)	2,435,000	2,427,338
5.38%, 6/15/2029 (b)	725,000	709,607
Antero Resources Corp.
8.38%, 7/15/2026 (b)	20,000	20,600
7.63%, 2/1/2029 (b)	434,000	444,883

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.38%, 3/1/2030 (b)	880,000	864,518
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (b)	510,000	510,485
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (i)	500,000	517,345
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (b)	1,040,000	1,078,225
7.38%, 3/15/2032 (b)	320,000	318,828
Blue Racer Midstream LLC
7.00%, 7/15/2029 (b)	269,000	276,870
7.25%, 7/15/2032 (b)	187,000	193,892
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (f) (g) (h)	3,595,000	3,480,059
Buckeye Partners LP
3.95%, 12/1/2026	1,497,000	1,458,846
4.13%, 12/1/2027	200,000	192,406
4.50%, 3/1/2028 (b)	235,000	226,290
California Resources Corp. 7.13%, 2/1/2026 (b)	39,000	39,107
Chord Energy Corp. 6.38%, 6/1/2026 (b)	775,000	777,554
Civitas Resources, Inc.
8.38%, 7/1/2028 (b)	680,000	709,764
8.63%, 11/1/2030 (b)	1,320,000	1,398,776
8.75%, 7/1/2031 (b)	707,000	749,494
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (b)	390,000	402,582
Comstock Resources, Inc.
6.75%, 3/1/2029 (b)	195,000	192,264
5.88%, 1/15/2030 (b)	2,285,000	2,154,535
Crescent Energy Finance LLC
9.25%, 2/15/2028 (b)	1,485,000	1,561,131
7.38%, 1/15/2033 (b)	330,000	327,593
DT Midstream, Inc. 4.13%, 6/15/2029 (b)	2,180,000	2,070,765
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	140,000	148,726
4.63%, 11/2/2031	100,000	83,186
8.88%, 1/13/2033	1,180,000	1,215,518
8.38%, 1/19/2036	252,000	247,338
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (h)	2,030,000	1,972,376
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (h)	305,000	322,684
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (b)	1,185,000	1,212,541
Energy Transfer LP
5.63%, 5/1/2027 (b)	335,000	335,839
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (h)	1,870,000	1,989,078
EQM Midstream Partners LP
6.00%, 7/1/2025 (b)	123,000	123,211
6.50%, 7/1/2027 (b)	1,180,000	1,209,015
5.50%, 7/15/2028	535,000	543,747
7.50%, 6/1/2030 (b)	215,000	232,636
4.75%, 1/15/2031 (b)	400,000	384,048

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Expand Energy Corp.
5.50%, 2/1/2026 (b)	105,000	104,990
8.38%, 9/15/2028	160,000	164,454
5.38%, 2/1/2029	565,000	562,340
6.75%, 4/15/2029 (b)	3,120,000	3,167,100
5.38%, 3/15/2030	695,000	689,974
Genesis Energy LP
8.00%, 1/15/2027	1,715,000	1,747,810
8.25%, 1/15/2029	142,000	145,148
7.88%, 5/15/2032	238,000	239,876
Greenko Dutch BV (India) 3.85%, 3/29/2026 (i)	358,000	342,785
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (i)	400,000	398,844
Greenko Wind Projects Mauritius Ltd. (India) 5.50%, 4/6/2025 (i)	200,000	198,576
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (b)	715,000	730,402
Hess Midstream Operations LP
5.63%, 2/15/2026 (b)	2,050,000	2,047,432
5.13%, 6/15/2028 (b)	55,000	53,940
4.25%, 2/15/2030 (b)	550,000	517,152
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (b)	565,000	599,864
Kinetik Holdings LP 5.88%, 6/15/2030 (b)	907,000	905,120
Matador Resources Co. 6.25%, 4/15/2033 (b)	527,000	519,724
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (i)	200,000	199,000
NGL Energy Operating LLC
8.13%, 2/15/2029 (b)	636,000	651,530
8.38%, 2/15/2032 (b)	319,000	326,521
NuStar Logistics LP
6.00%, 6/1/2026	185,000	186,067
5.63%, 4/28/2027	630,000	631,242
6.38%, 10/1/2030	700,000	720,897
Occidental Petroleum Corp. 5.38%, 1/1/2032	1,840,000	1,830,573
Permian Resources Operating LLC
5.88%, 7/1/2029 (b)	415,000	412,923
9.88%, 7/15/2031 (b)	1,320,000	1,463,312
6.25%, 2/1/2033 (b)	381,000	383,853
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (i)	1,375,050	1,234,836
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (i)	500,000	381,405
5.63%, 6/19/2047 (b)	600,000	390,564
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	200,000	194,000
6.88%, 8/4/2026	250,000	248,468
6.50%, 3/13/2027	400,000	390,252
5.35%, 2/12/2028	300,000	277,860
5.95%, 1/28/2031	630,000	541,010
6.70%, 2/16/2032	1,100,000	974,710
10.00%, 2/7/2033	2,050,000	2,180,687
6.38%, 1/23/2045	410,000	286,616
7.69%, 1/23/2050	6,100,000	4,777,581

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.95%, 1/28/2060	500,000	356,303
Range Resources Corp.
8.25%, 1/15/2029	1,333,000	1,374,044
4.75%, 2/15/2030 (b)	198,000	188,253
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (b)	240,000	237,534
4.80%, 5/15/2030 (b)	150,000	140,798
SM Energy Co.
6.75%, 9/15/2026	530,000	531,237
6.63%, 1/15/2027	770,000	770,554
6.50%, 7/15/2028	180,000	180,390
6.75%, 8/1/2029 (b)	388,000	390,798
7.00%, 8/1/2032 (b)	329,000	330,639
South Bow USA Infrastructure Holdings LLC (Canada) 4.91%, 9/1/2027 (b)	595,000	594,376
Sunoco LP
7.00%, 5/1/2029 (b)	230,000	238,021
4.50%, 5/15/2029	835,000	796,576
4.50%, 4/30/2030	700,000	661,959
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (b)	90,000	89,990
5.50%, 1/15/2028 (b)	940,000	914,178
6.00%, 12/31/2030 (b)	585,000	553,714
6.00%, 9/1/2031 (b)	185,000	175,098
Targa Resources Partners LP 6.50%, 7/15/2027	285,000	287,895
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (h)	100,000	96,394
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (b)	400,000	353,125
Venture Global LNG, Inc.
8.13%, 6/1/2028 (b)	1,592,000	1,663,715
9.50%, 2/1/2029 (b)	435,000	485,935
7.00%, 1/15/2030 (b)	516,000	527,585
9.88%, 2/1/2032 (b)	1,775,000	1,973,843
Vital Energy, Inc.
9.75%, 10/15/2030	300,000	321,990
7.88%, 4/15/2032 (b)	66,000	64,930
		80,679,588
Passenger Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (b)	2,390,000	2,388,885
5.75%, 4/20/2029 (b)	785,000	783,692
JetBlue Airways Corp. 9.88%, 9/20/2031 (b)	1,067,000	1,122,514
United Airlines, Inc. 4.38%, 4/15/2026 (b)	940,000	926,518
		5,221,609
Personal Care Products — 0.2%
Coty, Inc.
5.00%, 4/15/2026 (b)	629,000	626,508
4.75%, 1/15/2029 (b)	260,000	250,880

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — continued
Edgewell Personal Care Co. 5.50%, 6/1/2028 (b)	2,770,000	2,732,874
Prestige Brands, Inc. 5.13%, 1/15/2028 (b)	460,000	452,601
		4,062,863
Pharmaceuticals — 0.5%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (b)	1,065,000	1,030,387
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (b)	4,490,000	4,391,265
5.75%, 8/15/2027 (b)	2,215,000	1,965,700
5.00%, 2/15/2029 (b)	450,000	270,000
5.25%, 1/30/2030 (b)	70,000	39,200
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (b)	75,000	74,887
3.13%, 2/15/2029 (b)	215,000	211,661
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (b)	250,000	240,318
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (k)	420,000	433,512
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (b)	264,000	281,008
Organon & Co.
4.13%, 4/30/2028 (b)	1,840,000	1,743,836
5.13%, 4/30/2031 (b)	1,500,000	1,373,099
		12,054,873
Professional Services — 0.0% ^
TriNet Group, Inc. 7.13%, 8/15/2031 (b)	150,000	154,240
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (b)	258,000	224,138
5.25%, 4/15/2030 (b)	320,000	258,600
		482,738
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (b)	365,000	366,110
Entegris, Inc.
4.38%, 4/15/2028 (b)	195,000	186,858
4.75%, 4/15/2029 (b)	765,000	741,519
5.95%, 6/15/2030 (b)	1,680,000	1,682,824
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	1,190,000	1,127,070
Synaptics, Inc. 4.00%, 6/15/2029 (b)	150,000	138,017
		4,242,398
Software — 0.3%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	1,210,000	1,158,216
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (b)	2,370,000	2,222,172
NCR Voyix Corp. 5.13%, 4/15/2029 (b)	1,309,000	1,257,137
RingCentral, Inc. 8.50%, 8/15/2030 (b)	295,000	312,751
SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)	2,775,000	2,766,094
		7,716,370
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 5.00%, 7/15/2028 (b)	150,000	146,320

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	90,000	87,488
4.63%, 11/15/2029 (b)	2,105,000	1,998,545
4.75%, 3/1/2030	95,000	90,064
Bath & Body Works, Inc.
7.50%, 6/15/2029	140,000	144,979
6.75%, 7/1/2036	115,000	119,280
Escrow Rite Aid 0.00%, 12/31/2049 ‡	36,352	21,699
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	815,000	740,562
Lithia Motors, Inc.
3.88%, 6/1/2029 (b)	1,370,000	1,269,832
4.38%, 1/15/2031 (b)	180,000	165,401
Penske Automotive Group, Inc. 3.75%, 6/15/2029	349,000	321,960
PetSmart, Inc.
4.75%, 2/15/2028 (b)	2,140,000	2,042,572
7.75%, 2/15/2029 (b)	300,000	295,000
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	1,443,000	1,356,558
Staples, Inc. 10.75%, 9/1/2029 (b)	1,635,000	1,611,998
		10,265,938
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
4.09%, 6/1/2029	520,000	491,476
8.25%, 12/15/2029	425,000	455,962
8.50%, 7/15/2031	67,000	72,244
Xerox Holdings Corp.
5.50%, 8/15/2028 (b)	620,000	512,881
8.88%, 11/30/2029 (b)	428,000	368,462
		1,901,025
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (b)	150,000	150,641
Trading Companies & Distributors — 0.4%
Air Lease Corp. 5.85%, 12/15/2027	540,000	555,998
Herc Holdings, Inc. 5.50%, 7/15/2027 (b)	1,290,000	1,283,689
Imola Merger Corp. 4.75%, 5/15/2029 (b)	3,470,000	3,330,830
United Rentals North America, Inc. 4.88%, 1/15/2028	2,001,000	1,970,370
WESCO Distribution, Inc.
7.25%, 6/15/2028 (b)	980,000	1,002,729
6.38%, 3/15/2029 (b)	678,000	694,101
6.63%, 3/15/2032 (b)	395,000	407,587
		9,245,304
Wireless Telecommunication Services — 0.0% ^
Altice France Holding SA 10.50%, 5/15/2027 (b)	400,000	114,532
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (i)	180,000	173,588
4.50%, 4/27/2031 (b)	400,000	354,800

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
United States Cellular Corp. 6.70%, 12/15/2033	150,000	162,495
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (h)	100,000	89,770
		895,185
Total Corporate Bonds (Cost $511,588,841)		522,163,132
Asset-Backed Securities — 16.8%
Affirm Asset Securitization Trust
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (b)	1,030,000	1,031,972
Series 2023-A, Class A, 6.61%, 1/18/2028 (b)	500,000	500,936
Series 2024-B, Class A, 4.62%, 9/15/2029 (b)	5,630,000	5,605,669
Series 2024-B, Class C, 5.06%, 9/15/2029 (b)	2,000,000	1,979,335
Series 2024-B, Class D, 5.50%, 9/15/2029 (b)	2,078,000	2,062,057
AGL CLO Ltd. (Cayman Islands) Series 2020-9A, Class BR, 6.62%, 4/20/2037 (b) (c)	2,000,000	2,019,046
Aimco CLO Ltd. (Cayman Islands) Series 2021-14A, Class B, 6.23%, 4/20/2034 (b) (c)	500,000	500,822
AIMCO CLO Ltd. (Cayman Islands) Series 2021-16A, Class BR, 6.30%, 7/17/2037 (b) (c)	1,808,000	1,806,980
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (b)	3,160	3,212
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	41,000	38,125
American Credit Acceptance Receivables Trust
Series 2023-4, Class B, 6.63%, 2/14/2028 (b)	2,566,000	2,589,272
Series 2022-2, Class E, 6.57%, 6/13/2028 (b)	190,000	190,191
Series 2022-3, Class E, 8.08%, 10/13/2028 (b)	2,000,000	2,048,702
Series 2022-4, Class C, 7.86%, 2/15/2029 (b)	78,723	79,212
Series 2023-1, Class D, 6.35%, 4/12/2029 (b)	395,000	399,534
Series 2023-3, Class D, 6.82%, 10/12/2029 (b)	1,800,000	1,841,763
Series 2024-2, Class D, 6.53%, 4/12/2030 (b)	1,330,000	1,365,025
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	3,515,000	3,542,797
Series 2024-3, Class D, 6.04%, 7/12/2030 (b)	1,050,000	1,065,008
Series 2023-4, Class D, 7.65%, 9/12/2030 (b)	2,400,000	2,503,988
Series 2024-4, Class C, 4.91%, 8/12/2031 (b)	1,247,000	1,243,211
Series 2024-4, Class D, 5.34%, 8/12/2031 (b)	1,515,000	1,508,111
Series 2023-4, Class E, 9.79%, 8/12/2031 (b)	2,000,000	2,127,162
AMSR Trust
Series 2020-SFR3, Class G, 4.99%, 9/17/2037 (b)	1,050,000	1,037,548
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (b)	1,500,000	1,455,309
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (b)	4,200,000	3,857,601
Apidos CLO (Cayman Islands)
Series 2018-29A, Class A2, 6.44%, 7/25/2030 (b) (c)	1,000,000	1,001,212
Series 2016-25A, Class A2R2, 6.42%, 10/20/2031 (b) (c)	900,000	899,550
Series 2020-33A, Class BR, 6.50%, 10/24/2034 (b) (c)	3,460,000	3,469,584
Ares CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A3RR, 6.06%, 10/15/2030 (b) (c)	4,500,000	4,503,064
Series 2015-4A, Class BRR, 6.41%, 10/15/2030 (b) (c)	1,416,667	1,417,863
Series 2017-43A, Class BR, 6.62%, 7/15/2034 (b) (c)	4,100,000	4,097,950
ARES CLO Ltd. (Cayman Islands) Series 2018-47A, Class B, 6.37%, 4/15/2030 (b) (c)	250,000	250,148
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (b)	461,000	454,836

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-3A, Class A, 4.62%, 2/20/2027 (b)	943,000	941,143
Series 2023-1A, Class C, 6.23%, 4/20/2029 (b)	1,207,000	1,215,354
Series 2023-4A, Class A, 5.49%, 6/20/2029 (b)	800,000	815,671
Series 2023-4A, Class C, 7.24%, 6/20/2029 (b)	2,700,000	2,786,714
Series 2024-3A, Class A, 5.23%, 12/20/2030 (b)	853,000	863,126
Series 2024-3A, Class B, 5.58%, 12/20/2030 (b)	403,000	402,891
Series 2024-3A, Class C, 6.11%, 12/20/2030 (b)	376,000	374,597
Bain Capital Credit CLO Ltd. Series 2022-3A, Class B, 6.65%, 7/17/2035 (b) (c)	3,000,000	3,004,482
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A2R, 6.43%, 10/20/2031 (b) (c)	3,500,000	3,504,295
Series 2024-27A, Class A2, 6.46%, 10/25/2037 (b) (c)	2,000,000	1,999,038
Barings CLO Ltd. (Cayman Islands) Series 2022-1A, Class B, 6.57%, 4/15/2035 (b) (c)	7,000,000	6,999,482
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 6.23%, 12/26/2031 (b) (c)	203,158	203,756
Series 2024-CAR1, Class D, 6.78%, 12/26/2031 (b) (c)	185,240	186,693
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 7.08%, 10/20/2034 (b) (c)	1,000,000	1,001,259
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class B, 6.80%, 8/15/2029	442,000	450,517
Series 2024-1, Class D, 6.03%, 11/15/2029	1,400,000	1,425,355
Series 2024-3, Class D, 5.83%, 5/15/2030	2,360,000	2,390,273
Series 2024-4, Class C, 4.83%, 8/15/2030	2,024,000	2,018,529
Series 2024-4, Class D, 5.23%, 8/15/2030	3,400,000	3,393,005
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (b)	6,514	6,756
BSPRT Issuer Ltd.
Series 2021-FL7, Class D, 7.47%, 12/15/2038 (b) (c)	275,000	270,263
Series 2021-FL7, Class E, 8.12%, 12/15/2038 (b) (c)	265,000	259,558
Buckhorn Park CLO Ltd. (Cayman Islands)
Series 2019-1A, Class ARR, 5.63%, 7/18/2034 (b) (c)	2,800,000	2,800,000
Series 2019-1A, Class CRR, 6.41%, 7/18/2034 (b) (c)	3,250,000	3,250,000
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (b)	1,883,029	1,912,762
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (b)	926,897	919,090
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 6.26%, 10/15/2031 (b) (c)	327,065	327,357
Series 2018-1A, Class CR, 6.61%, 10/15/2031 (b) (c)	1,926,600	1,927,163
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A1R2, 5.88%, 4/17/2031 (b) (c)	441,543	441,687
Series 2012-3A, Class BR2, 7.12%, 1/14/2032 (b) (c)	1,000,000	999,702
Series 2015-4A, Class A2RR, 6.47%, 7/20/2032 (b) (c)	800,000	800,830
Series 2015-4A, Class BRR, 7.07%, 7/20/2032 (b) (c)	1,000,000	998,878
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-7A, Class A2, 6.57%, 10/15/2035 (b) (c)	6,000,000	6,004,956
CARLYLE US CLO Ltd. (Cayman Islands) Series 2018-4A, Class D2R, 9.57%, 10/17/2037 (b) (c)	1,000,000	1,014,828
CBAM Ltd. (Cayman Islands) Series 2018-5A, Class B2, 6.31%, 4/17/2031 (b) (c)	2,037,362	2,036,296
CIFC Funding Ltd. (Cayman Islands)
Series 2014-1A, Class BR2, 6.29%, 1/18/2031 (b) (c)	250,000	249,994
Series 2018-1A, Class B, 6.29%, 4/18/2031 (b) (c)	500,000	499,750
Series 2019-5A, Class A2RS, 6.67%, 1/15/2035 (b) (c)	9,000,000	9,008,208
Series 2022-2A, Class A2, 6.17%, 4/19/2035 (b) (c)	2,000,000	2,002,252

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CoreVest American Finance Trust
Series 2019-1, Class E, 5.70%, 3/15/2052 (b) (c)	300,000	288,857
Series 2019-2, Class E, 5.33%, 6/15/2052 (b) (c)	350,000	316,383
Series 2019-3, Class E, 4.85%, 10/15/2052 (b) (c)	350,000	308,048
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class A, 6.48%, 3/15/2033 (b)	700,000	707,992
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	300,000	309,105
Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	900,000	906,692
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	391,000	403,046
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	2,250,000	2,284,942
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	1,467,000	1,508,092
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	805,000	816,318
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	708,000	719,383
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	1,486,000	1,511,359
Series 2024-1A, Class C, 6.71%, 7/17/2034 (b)	930,000	949,329
Series 2024-3A, Class A, 4.68%, 9/15/2034 (b)	1,955,000	1,935,763
Series 2024-3A, Class B, 4.85%, 11/15/2034 (b)	1,625,000	1,602,101
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	1,000,000	986,402
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (b)	291,000	249,605
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (b)	1,596,533	1,599,822
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II, 4.47%, 10/25/2045 (b)	185,500	184,686
Drive Auto Receivables Trust
Series 2024-2, Class B, 4.52%, 7/16/2029	997,000	990,553
Series 2024-2, Class C, 4.67%, 5/17/2032	907,000	900,717
Series 2024-2, Class D, 4.94%, 5/17/2032	950,000	937,288
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (b)	248,334	244,960
Series 2021-1A, Class A2, 2.79%, 10/20/2051 (b)	1,893,184	1,704,870
Series 2022-1A, Class A2, 7.39%, 10/20/2052 (b)	573,811	582,171
Dryden CLO Ltd. (Cayman Islands)
Series 2017-53A, Class C, 6.62%, 1/15/2031 (b) (c)	1,000,000	1,000,436
Series 2018-64A, Class A, 5.86%, 4/18/2031 (b) (c)	800,366	801,098
Series 2018-58A, Class B, 6.41%, 7/17/2031 (b) (c)	250,000	250,185
Series 2019-80A, Class BR, 6.40%, 1/17/2033 (b) (c)	1,000,000	1,001,212
Series 2019-68A, Class ARR, 0.00%, 7/15/2035 ‡ (a) (b) (c)	2,005,000	2,005,000
Series 2019-68A, Class BRR, 0.00%, 7/15/2035 ‡ (a) (b) (c)	1,700,000	1,700,000
Series 2019-68A, Class AR, 6.09%, 7/15/2035 (b) (c)	1,790,000	1,789,553
Series 2019-68A, Class BR, 6.62%, 7/15/2035 (b) (c)	1,700,000	1,699,150
Dryden Senior Loan Fund (Cayman Islands) Series 2017-47A, Class A1R, 5.90%, 4/15/2028 (b) (c)	126,923	126,911
DT Auto Owner Trust
Series 2021-4A, Class E, 3.34%, 7/17/2028 (b)	1,600,000	1,544,516
Series 2023-1A, Class B, 5.19%, 10/16/2028 (b)	467,000	467,248
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	525,000	527,117
Series 2022-1A, Class E, 5.53%, 3/15/2029 (b)	2,400,000	2,362,838
Series 2023-3A, Class C, 6.40%, 5/15/2029 (b)	1,349,000	1,371,549
Series 2022-3A, Class E, 10.99%, 7/16/2029 (b)	3,000,000	3,210,689
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-3A, Class BR, 6.37%, 4/20/2034 (b) (c)	1,537,000	1,539,382
Series 2021-3A, Class CR, 6.82%, 4/20/2034 (b) (c)	1,080,000	1,079,189

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-2A, Class C, 7.65%, 4/16/2036 (b) (c)	2,615,000	2,628,517
Series 2019-3A, Class BRR, 6.33%, 7/18/2037 (b) (c)	1,650,000	1,651,196
Series 2024-12RA, Class CR, 6.55%, 10/20/2037 (b) (c)	2,308,334	2,308,334
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 4/15/2027	1,530,122	1,490,137
Series 2023-1A, Class B, 5.72%, 4/15/2027	34,906	34,923
Series 2023-3A, Class C, 6.21%, 6/15/2028	1,827,000	1,849,364
Series 2023-2A, Class C, 5.75%, 7/17/2028	500,000	503,055
Series 2023-4A, Class C, 6.51%, 8/15/2028	920,000	934,872
Series 2022-3A, Class D, 6.76%, 9/15/2028	400,000	406,141
Series 2021-3A, Class E, 3.04%, 12/15/2028 (b)	900,000	866,453
Series 2022-4A, Class D, 5.98%, 12/15/2028	168,000	169,816
Series 2022-6A, Class D, 8.03%, 4/6/2029	375,000	390,779
Series 2023-3A, Class D, 6.68%, 4/16/2029	954,000	975,819
Series 2023-1A, Class D, 6.69%, 6/15/2029	500,000	508,529
Series 2023-2A, Class D, 6.32%, 8/15/2029	500,000	509,222
Series 2022-1A, Class E, 5.02%, 10/15/2029 (b)	1,070,000	1,032,763
Series 2022-2A, Class E, 6.34%, 10/15/2029 (b)	3,007,000	2,969,291
Series 2023-1A, Class E, 12.07%, 9/16/2030 (b)	900,000	1,031,158
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (b)	500,000	490,410
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (b)	1,900,000	1,688,226
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (b)	1,900,000	1,681,609
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (b)	3,300,000	3,055,793
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (b)	2,700,000	2,254,644
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (b)	1,300,000	1,070,236
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (b)	4,400,000	4,184,191
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (b)	1,400,000	1,323,342
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (b)	2,300,000	2,135,253
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	100,000	100,017
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (b)	300,000	293,239
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 (b)	382,737	408,666
FREED ABS Trust Series 2022-1FP, Class D, 3.35%, 3/19/2029 (b)	149,395	148,525
GLS Auto Receivables Issuer Trust
Series 2021-1A, Class E, 3.14%, 1/18/2028 (b)	650,000	641,593
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	420,000	423,903
Series 2023-1A, Class D, 7.01%, 1/16/2029 (b)	652,000	668,501
Series 2022-2A, Class E, 5.50%, 6/15/2029 (b)	2,500,000	2,434,945
Series 2024-2A, Class C, 6.03%, 2/15/2030 (b)	1,420,000	1,454,449
Series 2024-4A, Class D, 5.65%, 7/15/2030 (b)	2,465,000	2,467,309
GoldenTree Loan Opportunities XII Ltd. (Cayman Islands) Series 2016-12A, Class CR, 6.83%, 7/21/2030 (b) (c)	1,000,000	1,000,235
Hertz Vehicle Financing LLC
Series 2022-4A, Class D, 6.56%, 9/25/2026 (b)	1,000,000	994,173
Series 2023-1A, Class A, 5.49%, 6/25/2027 (b)	400,000	401,757
Series 2023-1A, Class C, 6.91%, 6/25/2027 (b)	292,000	293,705
Series 2023-3A, Class A, 5.94%, 2/25/2028 (b)	595,000	605,184
Series 2023-3A, Class D, 9.43%, 2/25/2028 (b)	1,600,000	1,609,873
Series 2023-2A, Class D, 9.40%, 9/25/2029 (b)	4,200,000	4,222,373
Series 2023-4A, Class D, 9.44%, 3/25/2030 (b)	1,500,000	1,508,752

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 9.10%, 4/20/2037 (b) (c)	195,500	194,001
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (b)	163,243	158,897
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (b)	337,810	328,441
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	3,240,000	3,241,775
Jonah Energy Abs LLC Series 2022-1, Class C, 12.66%, 8/10/2039 ‡	3,500,000	3,491,250
KKR CLO Ltd. (Cayman Islands)
Series 22A, Class B, 6.48%, 7/20/2031 (b) (c)	250,000	249,870
Series 40A, Class BR, 6.32%, 10/20/2034 (b) (c)	2,000,000	2,000,552
LCM Ltd. (Cayman Islands) Series 31A, Class AR, 5.90%, 7/20/2034 (b) (c)	6,000,000	6,008,034
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (b)	50,000	272,640
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (b)	50,000	217,700
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (b)	50,000	238,325
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (b)	1,997,609	1,389,686
Series 2022-B, Class A, 4.77%, 10/15/2029 (b)	18,936	18,906
Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	100,000	92,947
Lendmark Funding Trust
Series 2024-1A, Class A, 5.53%, 6/21/2032 (b)	1,950,000	1,965,847
Series 2024-2A, Class A, 4.47%, 2/21/2034 (b)	915,000	899,852
Series 2024-2A, Class D, 5.69%, 2/21/2034 (b)	450,000	442,652
Series 2024-2A, Class E, 8.47%, 2/21/2034 (b)	800,000	785,235
Madison Park Funding Ltd. (Cayman Islands)
Series 2018-28A, Class C, 6.77%, 7/15/2030 (b) (c)	650,000	650,796
Series 2018-29A, Class BR, 6.43%, 10/18/2030 (b) (c)	2,800,000	2,804,248
Series 2014-14A, Class DRR, 7.84%, 10/22/2030 (b) (c)	700,000	701,590
Series 2017-23A, Class AR, 5.85%, 7/27/2031 (b) (c)	959,505	960,770
Series 2021-52A, Class B, 6.49%, 1/22/2035 (b) (c)	4,500,000	4,506,448
Magnetite Ltd.
Series 2023-39A, Class B, 6.78%, 10/25/2033 (b) (c)	496,000	495,752
Series 2023-39A, Class BR, 0.00%, 1/25/2037 (a) (b) (c)	1,200,000	1,200,000
Series 2016-17A, Class AR2, 6.12%, 4/20/2037 (b) (c)	2,300,000	2,317,862
Series 2016-17A, Class BR2, 6.57%, 4/20/2037 (b) (c)	2,208,000	2,214,116
Series 2024-40A, Class B1, 7.08%, 7/15/2037 (b) (c)	2,900,000	2,906,058
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (b)	2,000,000	1,991,369
Series 2024-BA, Class C, 5.73%, 11/20/2038 (b)	635,000	636,297
Mariner Finance Issuance Trust Series 2023-AA, Class E, 11.12%, 10/22/2035 (b)	500,000	516,317
Marlette Funding Trust
Series 2023-1A, Class B, 6.50%, 4/15/2033 (b)	539,238	541,740
Series 2023-1A, Class C, 7.20%, 4/15/2033 (b)	350,000	356,159
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 6.65%, 4/15/2038 (b) (c)	1,219,000	1,227,225
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2018-29A, Class B1R, 6.42%, 10/19/2031 (b) (c)	1,993,000	1,994,816
Series 2019-34A, Class BR, 6.37%, 1/20/2035 (b) (c)	3,300,000	3,306,181
New Residential Mortgage LLC Series 2020-FNT2, Class A, 5.44%, 7/25/2025 (b)	391,261	389,897
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (b)	168,000	156,814
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (b)	2,850,000	2,634,373

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-SFR2, Class F, 4.00%, 9/4/2039 (b)	5,000,000	4,542,644
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (b)	11,130,000	11,182,289
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	224,447	217,071
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	120,321	116,239
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	184,613	177,809
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	65,448	62,554
OCP CLO Ltd. (Cayman Islands)
Series 2014-6A, Class A2R2, 6.15%, 10/17/2030 (b) (c)	2,276,000	2,280,026
Series 2014-6A, Class BR2, 6.55%, 10/17/2030 (b) (c)	1,289,000	1,289,980
Series 2018-15A, Class A1, 5.98%, 7/20/2031 (b) (c)	257,106	257,395
Series 2022-25A, Class B1R, 7.03%, 7/20/2037 (b) (c)	1,400,000	1,401,966
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2018-1A, Class C, 6.62%, 4/15/2031 (b) (c)	2,000,000	1,999,362
Series 2019-1A, Class BR, 6.48%, 10/25/2032 (b) (c)	2,509,000	2,511,988
Series 2019-1A, Class CR, 7.08%, 10/25/2032 (b) (c)	1,500,000	1,498,887
Series 2019-1A, Class BR, 6.51%, 4/15/2035 (b) (c)	1,000,000	999,529
Octagon Ltd. Series 2022-1A, Class B, 6.66%, 7/15/2037 (b) (c)	1,500,000	1,506,806
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (b)	468,000	476,489
OnDeck Asset Securitization Trust LLC
Series 2024-2A, Class A, 4.98%, 10/17/2031 (b)	600,000	589,594
Series 2024-2A, Class B, 5.42%, 10/17/2031 (b)	400,000	395,068
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (b)	628,000	627,487
Oportun Issuance Trust Series 2022-2, Class D, 11.34%, 10/9/2029	863,000	866,464
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (b)	781,032	745,979
Palmer Square CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1A4, 5.91%, 5/21/2034 (b) (c)	510,000	510,848
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-3A, Class BR, 6.66%, 4/15/2031 (b) (c)	1,858,000	1,859,986
Series 2024-3A, Class A2, 6.17%, 8/8/2032 (b) (c)	1,911,950	1,919,791
Series 2024-3A, Class B, 6.42%, 8/8/2032 (b) (c)	2,000,000	1,998,206
PMT Issuer Trust-FMSR Series 2021-FT1, Class A, 7.70%, 3/25/2026 (b) (c)	2,600,000	2,605,887
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.98%, 5/25/2027 (b) (c)	343,000	347,699
PRET LLC
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (b) (k)	2,074,659	2,079,098
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (b) (k)	841,196	844,059
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (b) (k)	2,535,972	2,558,307
Series 2024-NPL5, Class A1, 5.96%, 9/25/2054 (b) (k)	760,120	752,943
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (b)	736,000	730,190
PRPM LLC Series 2021-11, Class A2, 7.58%, 11/25/2026 (b) (k)	1,000,000	991,737
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (b)	800,000	765,295
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	2,563,000	2,581,037
Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	3,631,000	3,637,189
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (k)	2,992,789	2,952,087
Series 2024-2, Class A2, 8.81%, 9/27/2028 (b) (k)	2,992,789	2,953,284
RR Ltd. (Cayman Islands)
Series 2021-18A, Class A2, 6.52%, 10/15/2034 (b) (c)	1,000,000	1,001,749
Series 2020-12A, Class A2R3, 6.26%, 1/15/2036 (b) (c)	2,796,000	2,794,426

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (b)	78,496	78,862
Series 2022-C, Class C, 6.99%, 12/15/2032 (b)	68,030	68,467
Series 2022-C, Class D, 8.20%, 12/15/2032 (b)	62,797	63,451
Series 2022-C, Class E, 11.37%, 12/15/2032 (b)	52,064	53,165
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	1,209,428	1,191,530
Series 2024-1, Class B, 5.23%, 12/15/2028	2,200,000	2,212,109
Series 2023-4, Class B, 5.77%, 12/15/2028	428,000	434,159
Series 2024-1, Class C, 5.45%, 3/15/2030	1,000,000	1,009,530
Series 2024-4, Class C, 4.95%, 4/15/2030	1,856,000	1,858,993
Series 2023-3, Class C, 5.77%, 11/15/2030	220,000	224,887
Series 2023-5, Class C, 6.43%, 2/18/2031	1,904,000	1,975,432
Series 2023-6, Class C, 6.40%, 3/17/2031	3,171,000	3,288,330
Series 2022-7, Class C, 6.69%, 3/17/2031	174,000	178,926
Series 2024-3, Class D, 5.97%, 10/15/2031	1,906,000	1,945,461
Series 2024-4, Class D, 5.32%, 12/15/2031	1,958,000	1,953,489
Series 2024-5, Class D, 5.14%, 2/17/2032	1,247,000	1,242,686
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,553,384	1,575,891
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,882,524	1,947,816
Series 2024-10A, Class 1, 5.04%, 3/10/2034	6,580,612	6,539,978
Series 2024-10B, Class 1, 4.38%, 9/10/2034	1,200,000	1,187,608
Shackleton CLO Ltd. (Cayman Islands) Series 2019-15A, Class BR, 6.47%, 1/15/2032 (b) (c)	2,000,000	2,002,598
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (b)	3,419,000	3,530,621
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class B, 6.26%, 4/16/2031 (b) (c)	1,900,000	1,901,706
Series 2018-19A, Class C, 6.66%, 4/16/2031 (b) (c)	940,000	940,324
Series 2020-23A, Class AR, 5.94%, 1/15/2034 (b) (c)	492,637	493,102
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 (b)	400,000	412,284
Series 2022-3A, Class A, 7.60%, 4/15/2029 (b)	51,086	51,519
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (b)	101,000	99,608
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	24,028	23,580
Series 2016-1, Class B, 3.65%, 1/7/2026	22,164	21,674
Upstart Pass-Through Trust
Series 2022-PT2, Class A, 18.05%, 2/20/2030 ‡ (b) (c)	197,971	197,971
Series 2022-PT3, Class A, HB, 21.62%, 4/20/2030 ‡ (b) (c)	132,109	131,967
Upstart Securitization Trust Series 2022-2, Class B, 6.10%, 5/20/2032 (b)	98,302	98,318
Westlake Automobile Receivables Trust
Series 2023-1A, Class B, 5.41%, 1/18/2028 (b)	375,000	376,144
Series 2021-3A, Class F, 4.25%, 6/15/2028 (b)	2,000,000	1,894,730
Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	405,000	408,221
Series 2023-1A, Class D, 6.79%, 11/15/2028 (b)	437,000	448,658
Series 2024-1A, Class C, 5.65%, 2/15/2029 (b)	735,000	743,628
Series 2023-3A, Class D, 6.47%, 3/15/2029 (b)	632,000	648,848
Series 2024-1A, Class D, 6.02%, 10/15/2029 (b)	576,000	586,443

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-3A, Class C, 4.92%, 11/15/2029 (b)	1,326,000	1,325,017
Series 2024-3A, Class D, 5.21%, 4/15/2030 (b)	3,900,000	3,888,577
Total Asset-Backed Securities (Cost $401,586,729)		402,840,324
Collateralized Mortgage Obligations — 6.4%
Angel Oak Mortgage Trust I LLC Series 2019-4, Class B2, 5.66%, 7/26/2049 (b) (c)	800,000	759,018
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 5.10%, 4/25/2046 (c)	141,912	120,833
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (b) (k)	293,033	295,926
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 10.10%, 6/25/2039 (b) (c)	612,781	647,055
Series 2019-R07, Class 1B1, 8.25%, 10/25/2039 (b) (c)	3,037,228	3,145,866
Series 2020-R01, Class 1B1, 8.10%, 1/25/2040 (b) (c)	1,500,000	1,552,479
Series 2022-R01, Class 1M1, 5.73%, 12/25/2041 (b) (c)	1,225,688	1,224,936
Series 2021-R03, Class 1M2, 6.38%, 12/25/2041 (b) (c)	1,941,000	1,956,709
Series 2022-R03, Class 1B1, 10.98%, 3/25/2042 (b) (c)	1,000,000	1,100,363
Series 2022-R06, Class 1M2, 8.58%, 5/25/2042 (b) (c)	1,100,000	1,165,802
Series 2023-R01, Class 1M1, 7.13%, 12/25/2042 (b) (c)	2,253,249	2,316,863
Series 2023-R02, Class 1M1, 7.03%, 1/25/2043 (b) (c)	233,541	238,851
Series 2023-R02, Class 1M2, 8.08%, 1/25/2043 (b) (c)	550,000	582,266
Series 2023-R02, Class 1B1, 10.28%, 1/25/2043 (b) (c)	350,000	384,125
Series 2023-R04, Class 1M1, 7.03%, 5/25/2043 (b) (c)	882,779	904,954
Series 2023-R04, Class 1M2, 8.28%, 5/25/2043 (b) (c)	500,000	535,428
Series 2023-R04, Class 1B1, 10.08%, 5/25/2043 (b) (c)	2,600,000	2,863,797
Series 2023-R06, Class 1M2, 7.43%, 7/25/2043 (b) (c)	680,000	706,311
Series 2023-R07, Class 2M2, 7.98%, 9/25/2043 (b) (c)	16,000,000	16,753,598
Series 2024-R01, Class 1M1, 5.78%, 1/25/2044 (b) (c)	6,111,543	6,111,544
Series 2024-R01, Class 1B1, 7.43%, 1/25/2044 (b) (c)	2,500,000	2,553,125
Series 2024-R02, Class 1M1, 5.83%, 2/25/2044 (b) (c)	463,307	463,449
Series 2024-R02, Class 1M2, 6.53%, 2/25/2044 (b) (c)	460,000	462,874
Series 2024-R04, Class 1M2, 6.38%, 5/25/2044 (b) (c)	1,296,000	1,304,089
Series 2024-R05, Class 2M2, 6.43%, 7/25/2044 (b) (c)	420,000	422,580
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (c)	98,734	95,192
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 7.73%, 8/25/2033 (b) (c)	3,400,000	3,744,250
Series 2021-DNA2, Class B1, 8.13%, 8/25/2033 (b) (c)	6,600,000	7,383,750
Series 2022-DNA3, Class M1B, 7.63%, 4/25/2042 (b) (c)	500,000	518,153
Series 2022-DNA4, Class M2, 9.98%, 5/25/2042 (b) (c)	550,000	596,420
Series 2022-DNA5, Class M2, 11.48%, 6/25/2042 (b) (c)	6,000,000	6,732,361
Series 2023-DNA1, Class M1A, 6.83%, 3/25/2043 (b) (c)	425,337	431,591
Series 2023-DNA2, Class M1A, 6.83%, 4/25/2043 (b) (c)	951,653	970,883
Series 2023-HQA2, Class M1B, 8.08%, 6/25/2043 (b) (c)	1,200,000	1,257,712
Series 2024-DNA1, Class M2, 6.68%, 2/25/2044 (b) (c)	1,500,000	1,517,532
FHLMC STACR Trust Series 2018-DNA3, Class B1, 8.75%, 9/25/2048 (b) (c)	300,000	325,997
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 10.00%, 10/25/2029 (c)	250,000	269,939
Series 2017-DNA3, Class B1, 9.30%, 3/25/2030 (c)	1,550,000	1,658,225
FHLMC, REMIC
Series 5164, Class J, 2.50%, 5/25/2049	1,224,421	1,070,250
Series 5387, Class KB, 6.00%, 3/25/2054	2,900,000	3,077,837

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 10.35%, 9/25/2029 (c)	2,120,000	2,310,189
Series 2017-C03, Class 1B1, 9.70%, 10/25/2029 (c)	780,000	836,377
Series 2017-C05, Class 1B1, 8.45%, 1/25/2030 (c)	1,090,558	1,136,779
Series 2017-C06, Class 1B1, 9.00%, 2/25/2030 (c)	450,000	485,908
Series 2017-C07, Class 1B1, 8.85%, 5/25/2030 (c)	790,000	855,653
Series 2018-C01, Class 1B1, 8.40%, 7/25/2030 (c)	1,346,000	1,446,504
Series 2018-C03, Class 1B1, 8.60%, 10/25/2030 (c)	3,647,000	3,965,919
Series 2021-R02, Class 2M2, 6.73%, 11/25/2041 (b) (c)	5,000,000	5,046,732
Series 2021-R02, Class 2B1, 8.03%, 11/25/2041 (b) (c)	64,000	66,039
FNMA, REMIC
Series 2021-86, Class T, 2.50%, 9/25/2048	1,071,971	949,113
Series 2024-25, Class ZA, 6.00%, 9/25/2053	1,967,506	2,005,954
Series 2024-25, Class ZB, 5.50%, 3/25/2054	2,787,825	2,808,739
GCAT Trust Series 2023-NQM3, Class A1, 6.89%, 8/25/2068 (b) (k)	4,109,824	4,159,490
GNMA
Series 2014-181, Class SL, IF, IO, 0.88%, 12/20/2044 (c)	436,453	41,539
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	853,823	134,760
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,274,632	195,112
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	135,776	21,448
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	2,742,825	435,106
Series 2023-102, Class BG, 5.50%, 7/20/2053	310,000	313,479
Series 2024-27, Class GB, 5.00%, 2/20/2054	250,000	242,107
Homeward Opportunities Fund Trust Series 2024-RTL1, Class A1, 7.12%, 7/25/2029 (b) (k)	3,780,000	3,809,880
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (b) (k)	1,160,000	1,165,489
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (b) (k)	500,000	506,001
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (b) (k)	1,550,000	1,577,043
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (b) (k)	750,000	757,414
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (b) (k)	1,600,000	1,620,649
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (b) (k)	2,360,000	2,381,374
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (b) (k)	2,516,000	2,523,442
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (b) (k)	1,017,294	1,012,463
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (k)	1,263,000	1,251,728
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (k)	3,845,000	3,849,341
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (k)	6,951,322	6,954,810
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (b) (c)	102,865	95,672
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (b) (c)	229,120	211,643
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (b) (c)	162,435	151,711
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (k)	700,000	692,243
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (b) (k)	494,388	495,512
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (b) (k)	593,064	600,607
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (b) (k)	292,993	295,620
PRET LLC
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (b) (k)	2,374,157	2,364,995
Series 2024-NPL8, Class A1, 5.96%, 11/25/2054 ‡ (a) (b) (k)	1,920,000	1,920,000

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
PRPM LLC
Series 2020-6, Class A1, 6.36%, 11/25/2025 (b) (k)	525,174	525,823
Series 2024-1, Class A1, 6.96%, 2/25/2029 (b) (k)	1,031,927	1,035,248
Series 2024-2, Class A1, 7.03%, 3/25/2029 (b) (k)	814,029	814,996
Series 2024-5, Class A1, 5.69%, 9/25/2029 (b) (k)	890,636	883,162
Series 2024-7, Class A1, 5.87%, 11/25/2029 ‡ (b) (k)	2,000,000	2,009,396
Series 2024-8, Class A2, 8.84%, 12/25/2029 ‡ (a) (b) (k)	2,000,000	1,999,983
STACR Trust Series 2018-HRP2, Class B1, 9.05%, 2/25/2047 (b) (c)	600,000	666,950
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (b)	250,000	202,292
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (b) (k)	2,800,000	2,787,724
Verus Securitization Trust
Series 2023-1, Class A1, 5.85%, 12/25/2067 (b) (k)	662,900	663,590
Series 2023-2, Class A1, 6.19%, 3/25/2068 (b) (k)	495,951	498,360
Series 2023-4, Class A1, 5.81%, 5/25/2068 (b) (k)	688,350	689,023
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (b) (k)	474,466	467,461
Total Collateralized Mortgage Obligations (Cost $151,484,998)		153,161,525
Foreign Government Securities — 3.2%
Arab Republic of Egypt
7.50%, 1/31/2027 (i)	300,000	299,156
7.60%, 3/1/2029 (i)	2,400,000	2,326,176
7.63%, 5/29/2032 (i)	1,300,000	1,163,500
7.30%, 9/30/2033 (i)	200,000	172,062
8.50%, 1/31/2047 (i)	700,000	563,283
8.88%, 5/29/2050 (i)	300,000	248,625
Banque Centrale de Tunisie 5.75%, 1/30/2025 (i)	200,000	196,500
Benin Government Bond
7.96%, 2/13/2038 (b)	680,000	660,450
7.96%, 2/13/2038 (i)	650,000	631,313
Commonwealth of the Bahamas 6.00%, 11/21/2028 (i)	900,000	860,526
Democratic Socialist Republic of Sri Lanka 7.85%, 3/14/2029 (i) (j)	1,800,000	1,217,250
Dominican Republic Government Bond
5.50%, 2/22/2029 (i)	350,000	342,783
7.05%, 2/3/2031 (b)	510,000	530,589
7.05%, 2/3/2031 (i)	500,000	520,185
6.00%, 2/22/2033 (b)	150,000	147,750
6.00%, 2/22/2033 (i)	500,000	492,500
6.40%, 6/5/2049 (i)	2,050,000	2,010,127
5.88%, 1/30/2060 (i)	1,450,000	1,296,300
Federal Republic of Nigeria
7.63%, 11/21/2025 (i)	600,000	597,000
6.50%, 11/28/2027 (i)	1,100,000	1,044,318
6.13%, 9/28/2028 (i)	1,200,000	1,091,076
7.14%, 2/23/2030 (i)	1,100,000	995,500
7.88%, 2/16/2032 (i)	500,000	450,780
7.38%, 9/28/2033 (i)	400,000	338,192
8.25%, 9/28/2051 (b)	200,000	158,064
8.25%, 9/28/2051 (i)	900,000	711,288
Federative Republic of Brazil 7.13%, 5/13/2054	368,000	365,457

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Gabonese Republic
6.95%, 6/16/2025 (i)	375,000	365,039
7.00%, 11/24/2031 (i)	300,000	233,906
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (i)	600,000	594,000
5.85%, 7/7/2030 (i)	800,000	760,248
7.38%, 10/10/2047 (i)	1,100,000	1,021,966
Islamic Republic of Pakistan
8.25%, 9/30/2025 (i)	400,000	393,625
6.00%, 4/8/2026 (b)	1,100,000	1,029,187
6.00%, 4/8/2026 (i)	900,000	842,062
6.88%, 12/5/2027 (i)	1,600,000	1,434,000
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	1,067,000	1,163,030
Kingdom of Bahrain
7.38%, 5/14/2030 (i)	200,000	209,626
5.45%, 9/16/2032 (i)	200,000	186,376
7.50%, 9/20/2047 (i)	600,000	599,064
Kingdom of Morocco 6.50%, 9/8/2033 (i)	400,000	418,876
Republic of Angola
8.25%, 5/9/2028 (i)	1,200,000	1,137,756
8.00%, 11/26/2029 (i)	1,400,000	1,263,500
8.75%, 4/14/2032 (b)	600,000	537,000
8.75%, 4/14/2032 (i)	400,000	358,000
9.38%, 5/8/2048 (b)	400,000	334,252
9.13%, 11/26/2049 (i)	800,000	654,000
Republic of Armenia 3.60%, 2/2/2031 (i)	400,000	332,876
Republic of Colombia
3.00%, 1/30/2030	200,000	167,900
3.13%, 4/15/2031	200,000	161,500
8.00%, 4/20/2033	500,000	522,250
8.00%, 11/14/2035	400,000	412,800
8.75%, 11/14/2053	779,000	816,782
Republic of Costa Rica
6.13%, 2/19/2031 (i)	200,000	201,800
6.55%, 4/3/2034 (b)	920,000	946,162
7.00%, 4/4/2044 (i)	400,000	413,752
7.30%, 11/13/2054 (b)	1,065,000	1,130,897
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (i)	1,700,000	1,691,908
5.75%, 12/31/2032 (i) (k)	69,958	66,421
7.63%, 1/30/2033 (i)	1,000,000	995,180
6.13%, 6/15/2033 (i)	1,200,000	1,089,000
8.25%, 1/30/2037 (b)	1,600,000	1,592,000
Republic of Ecuador 5.00%, 7/31/2040 (i) (k)	3,150,000	1,575,000
Republic of El Salvador
8.63%, 2/28/2029 (i)	452,000	462,622
0.25%, 4/17/2030 (b)	1,990,000	29,850
9.25%, 4/17/2030 (b)	2,390,000	2,513,228
7.12%, 1/20/2050 (i)	350,000	294,350

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
9.50%, 7/15/2052 (i)	350,000	363,563
9.65%, 11/21/2054 (b)	2,357,000	2,479,564
Republic of Ghana
Zero Coupon, 7/3/2026 (b)	70,400	65,736
5.00%, 7/3/2029 (b) (k)	532,400	466,516
Zero Coupon, 1/3/2030 (b)	112,496	88,590
5.00%, 7/3/2035 (b) (k)	765,600	543,576
Republic of Guatemala
6.60%, 6/13/2036 (b)	700,000	709,625
6.55%, 2/6/2037 (b)	200,000	201,562
Republic of Honduras
6.25%, 1/19/2027 (i)	850,000	824,500
8.63%, 11/27/2034 (b)	750,000	747,750
Republic of Iraq 5.80%, 1/15/2028 (i)	1,203,125	1,167,407
Republic of Kenya
7.00%, 5/22/2027 (i)	700,000	690,298
9.75%, 2/16/2031 (b)	735,000	735,000
8.00%, 5/22/2032 (i)	200,000	183,222
Republic of Montenegro 7.25%, 3/12/2031 (b)	950,000	985,919
Republic of Namibia 5.25%, 10/29/2025 (i)	200,000	198,312
Republic of Panama
6.40%, 2/14/2035	200,000	192,400
7.88%, 3/1/2057	400,000	417,000
Republic of Paraguay
6.10%, 8/11/2044 (i)	400,000	396,125
5.60%, 3/13/2048 (i)	1,000,000	918,130
5.40%, 3/30/2050 (b)	1,700,000	1,514,594
Republic of Rwanda 5.50%, 8/9/2031 (b)	700,000	594,344
Republic of Senegal
7.75%, 6/10/2031 (i)	1,200,000	1,118,256
6.25%, 5/23/2033 (i)	1,400,000	1,176,000
6.75%, 3/13/2048 (i)	2,900,000	2,091,625
Republic of Serbia 6.00%, 6/12/2034 (b)	400,000	399,876
Republic of South Africa
5.88%, 4/20/2032	200,000	192,000
7.10%, 11/19/2036 (b)	700,000	706,685
6.25%, 3/8/2041	100,000	90,000
5.75%, 9/30/2049	900,000	707,625
7.30%, 4/20/2052	200,000	189,000
7.95%, 11/19/2054 (b)	642,000	646,013
Republic of Turkiye (The)
9.88%, 1/15/2028	300,000	335,531
9.38%, 3/14/2029	200,000	223,813
9.38%, 1/19/2033	200,000	230,063
7.63%, 5/15/2034	764,000	795,515
Republic of Uzbekistan 5.38%, 2/20/2029 (i)	200,000	190,000
Republic of Uzbekistan International Bond 7.85%, 10/12/2028 (b)	200,000	208,625
Republic of Zambia 5.75%, 6/30/2033 (b) (k)	1,015,056	898,007
Romania Government Bond 6.38%, 1/30/2034 (b)	172,000	168,364

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
State of Mongolia
3.50%, 7/7/2027 (i)	200,000	186,250
8.65%, 1/19/2028 (b)	400,000	421,192
4.45%, 7/7/2031 (i)	200,000	174,500
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (i)	400,000	408,624
6.75%, 1/17/2048 (i)	1,000,000	1,044,180
7.00%, 1/25/2051 (i)	600,000	646,710
Suriname Government International Bond 7.95%, 7/15/2033 (d) (i)	1,262,750	1,149,073
Turkiye Ihracat Kredi Bankasi A/S 9.00%, 1/28/2027 (b)	400,000	423,860
Total Foreign Government Securities (Cost $76,046,527)		77,687,661
Loan Assignments — 0.9% (h) (l)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 1/31/2031	637,500	641,287
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 8/4/2031	471,250	471,693
MITER Brands Acquisition Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 3/28/2031	500,000	504,065
		975,758
Chemicals — 0.0% ^
W.R. Grace Holdings LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 9/22/2028 (m)	530,000	533,477
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	500,000	502,500
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.86%, 10/24/2031 (m)	428,096	430,237
		932,737
Diversified Consumer Services — 0.0% ^
Wand Newco 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%; 3-MONTH CME TERM SOFR + 3.25%), 7.83%, 1/30/2031	340,000	342,169
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.66%, 3/2/2027	375,000	376,927
Wec US Holdings Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.92%, 1/27/2031 (m)	500,000	501,710
		878,637
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 4.25%), 8.50%, 10/10/2031 (m)	804,000	804,000
Financial Services — 0.0% ^
Belron Finance US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.27%, 10/16/2031 (m)	289,792	292,835
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 7.10%, 1/31/2031 (m)	375,000	378,079
		670,914
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 4/10/2031	915,000	917,379
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 10/23/2028 (m)	600,000	603,450
Health Care Providers & Services — 0.0% ^
Parexel International, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 11/15/2028 (m)	576,997	580,771

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Insurance — 0.0% ^
Hub International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.37%, 6/20/2030	848,376	854,340
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.10%, 2/3/2031	596,228	600,478
MH Sub I LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/3/2028 (m)	755,000	755,725
		1,356,203
Leisure Products — 0.1%
Varsity Brands LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.27%, 8/26/2031 (m)	996,000	996,627
Machinery — 0.1%
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.07%, 4/5/2029	500,000	503,300
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.32%, 10/8/2031 (m)	450,000	452,623
		955,923
Media — 0.0% ^
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.11%, 1/18/2028	496,212	486,725
Oil, Gas & Consumable Fuels — 0.0% ^
Epic Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.66%, 10/15/2031	370,000	372,405
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.63%, 4/20/2028	411,765	424,752
Jetblue Airways Corp., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 5.50%), 10.27%, 8/13/2029 (m)	435,000	439,624
		864,376
Professional Services — 0.0% ^
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/31/2031 (m)	700,000	706,125
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029 (m)	450,000	449,528
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/15/2029 (m)	600,000	601,500
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.50%), 7.70%, 9/20/2031 (m)	716,000	720,733
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 7/6/2029	450,000	450,261
Icon Parent, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 8.05%, 11/13/2031	675,000	679,408
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 11/28/2028	597,487	600,755
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.62%, 2/10/2031 (m)	650,000	654,173
		3,706,830
Specialty Retail — 0.1%
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/3/2028	500,000	477,555
PetSmart, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.42%, 2/11/2028 (m)	1,650,000	1,647,937
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/19/2029	375,000	376,905
		2,502,397
Total Loan Assignments (Cost $20,966,625)		21,132,058
	SHARES
Common Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Rite Aid ‡ *(Cost $—)	364	—

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 5.1%
Investment Companies — 5.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (n) (o) (Cost $121,459,603)	121,426,018	121,474,589
Total Investments — 103.7% (Cost $2,470,375,070)		2,491,736,327
Liabilities in Excess of Other Assets — (3.7)%		(88,485,200)
NET ASSETS — 100.0%		2,403,251,127

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $10,527,564 or 0.44% of the
Fund’s net assets as of November 30, 2024.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2024.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(j)	Defaulted security.
(k)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of November 30, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of November 30, 2024.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 4.00%, 1/25/2055(a)	(62,600,000)	(58,553,743)
GNMA II, Single Family, 30 Year
TBA, 4.00%, 12/15/2054(a)	(31,250,000)	(29,382,903)
TBA, 4.50%, 12/15/2054(a)	(9,000,000)	(8,683,796)
TBA, 6.50%, 12/15/2054(a)	(24,090,314)	(24,493,848)
TBA, 4.00%, 1/15/2055(a)	(22,450,000)	(21,118,324)
(Proceeds received of $140,781,921)		(142,232,614)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of November 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	624	03/20/2025	USD	69,400,500	890,947
U.S. Treasury Ultra Bond	9	03/20/2025	USD	1,146,094	41,730
U.S. Treasury 2 Year Note	538	03/31/2025	USD	110,895,250	276,693
U.S. Treasury 5 Year Note	1,892	03/31/2025	USD	203,641,280	1,550,683
					2,760,053
Short Contracts
U.S. Treasury 10 Year Note	(640)	03/20/2025	USD	(71,180,000)	(540,671)
U.S. Treasury 10 Year Ultra Note	(312)	03/20/2025	USD	(35,831,250)	(629,530)
U.S. Treasury Long Bond	(299)	03/20/2025	USD	(35,749,188)	(928,658)
U.S. Treasury Ultra Bond	(141)	03/20/2025	USD	(17,955,469)	(657,537)
					(2,756,396)
					3,657

Abbreviations
USD	United States Dollar

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of November 30, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.40	USD2,200,000	13,059	(60,846)	(47,787)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.40	USD5,000,000	6,228	(114,834)	(108,606)
							19,287	(175,680)	(156,393)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	2.71	USD 14,750,000	(1,122,523)	(328,127)	(1,450,650)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	2.95	USD 15,796,000	(1,126,274)	(385,453)	(1,511,727)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	2.95	USD 35,207,000	(2,538,403)	(831,018)	(3,369,421)
						(4,787,200)	(1,544,598)	(6,331,798)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of November 30, 2024:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	2.71	USD14,750,000	738,347	712,303	1,450,650

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of November 30, 2024:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	19,287	(156,393)

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$383,459,082	$19,381,242	$402,840,324
Collateralized Mortgage Obligations	—	146,764,685	6,396,840	153,161,525
Commercial Mortgage-Backed Securities	—	585,607,124	1,834,689	587,441,813
Common Stocks	—	—	—(a )	—(a )
Corporate Bonds
Aerospace & Defense	—	6,448,096	—	6,448,096
Automobile Components	—	15,634,816	—	15,634,816
Banks	—	34,547,958	—	34,547,958
Biotechnology	—	364,939	—	364,939
Broadline Retail	—	2,596,308	—	2,596,308
Building Products	—	10,442,930	—	10,442,930
Capital Markets	—	11,305,999	—	11,305,999
Chemicals	—	20,871,726	—	20,871,726
Commercial Services & Supplies	—	14,596,023	—	14,596,023
Communications Equipment	—	2,860,735	—	2,860,735
Construction & Engineering	—	1,654,991	—	1,654,991
Construction Materials	—	157,314	—	157,314
Consumer Finance	—	19,045,200	—	19,045,200
Consumer Staples Distribution & Retail	—	10,940,247	95,717	11,035,964
Containers & Packaging	—	10,479,099	—	10,479,099
Distributors	—	427,263	—	427,263
Diversified Consumer Services	—	2,258,915	—	2,258,915
Diversified Telecommunication Services	—	29,539,910	—	29,539,910
Electric Utilities	—	16,203,561	—	16,203,561
Electrical Equipment	—	102,220	—	102,220
Electronic Equipment, Instruments & Components	—	4,787,228	—	4,787,228
Energy Equipment & Services	—	3,566,418	—	3,566,418
Entertainment	—	7,678,960	—	7,678,960
Financial Services	—	7,757,563	—	7,757,563
Food Products	—	6,578,033	—	6,578,033
Gas Utilities	—	1,592,277	—	1,592,277
Ground Transportation	—	10,644,758	—	10,644,758
Health Care Equipment & Supplies	—	9,033,426	—	9,033,426
Health Care Providers & Services	—	17,659,944	—	17,659,944
Health Care Technology	—	1,137,141	—	1,137,141
Hotel & Resort REITs	—	3,529,476	—	3,529,476
Hotels, Restaurants & Leisure	—	23,236,737	—	23,236,737
Household Durables	—	6,401,188	—	6,401,188
Household Products	—	3,814,027	—	3,814,027
Independent Power and Renewable Electricity Producers	—	2,080,113	—	2,080,113
Insurance	—	698,252	—	698,252
Leisure Products	—	712,089	—	712,089
Machinery	—	3,113,418	—	3,113,418
Marine Transportation	—	911,423	—	911,423

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$47,698,142	$—	$47,698,142
Metals & Mining	—	7,079,151	—	7,079,151
Multi-Utilities	—	4,660,309	—	4,660,309
Oil, Gas & Consumable Fuels	—	80,679,588	—	80,679,588
Passenger Airlines	—	5,221,609	—	5,221,609
Personal Care Products	—	4,062,863	—	4,062,863
Pharmaceuticals	—	12,054,873	—	12,054,873
Professional Services	—	154,240	—	154,240
Real Estate Management & Development	—	482,738	—	482,738
Semiconductors & Semiconductor Equipment	—	4,242,398	—	4,242,398
Software	—	7,716,370	—	7,716,370
Specialized REITs	—	146,320	—	146,320
Specialty Retail	—	10,244,239	21,699	10,265,938
Technology Hardware, Storage & Peripherals	—	1,901,025	—	1,901,025
Textiles, Apparel & Luxury Goods	—	150,641	—	150,641
Trading Companies & Distributors	—	9,245,304	—	9,245,304
Wireless Telecommunication Services	—	895,185	—	895,185
Total Corporate Bonds	—	522,045,716	117,416	522,163,132
Foreign Government Securities	—	77,687,661	—	77,687,661
Loan Assignments	—	21,132,058	—	21,132,058
Mortgage-Backed Securities	—	605,835,225	—	605,835,225
Short-Term Investments
Investment Companies	121,474,589	—	—	121,474,589
Total Investments in Securities	$121,474,589	$2,342,531,551	$27,730,187	$2,491,736,327
Liabilities
TBA Short Commitment	$—	$(142,232,614)	$—	$(142,232,614)
Total Liabilities in Securities Sold Short	$—	$(142,232,614)	$—	$(142,232,614)
Appreciation in Other Financial Instruments
Futures Contracts	$2,760,053	$—	$—	$2,760,053
Swaps	—	712,303	—	712,303
Depreciation in Other Financial Instruments
Futures Contracts	(2,756,396)	—	—	(2,756,396)
Swaps	—	(1,720,278)	—	(1,720,278)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$3,657	$(1,007,975)	$—	$(1,004,318)

(a)	Value is zero.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$1,913,052	$—	$4,041	$17,473	$18,523,283	$(1,076,608)	$—	$(2,495,092)	$2,495,093	$19,381,242

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2024
Collateralized Mortgage Obligations	$4,085,919	$—	$54,257	$1	$5,919,952	$(285,953)	$259,523	$(1,141,766)	$(2,495,093)	$6,396,840
Commercial Mortgage-Backed Securities	1,605,426	—	199,230	30,033	—	—	—	—	—	1,834,689
Common Stocks	—	—	—	—	— (b)	—	—	—	—	— (b)
Corporate Bonds	2,031,325	(475,160)	576,614	12,521	676,850	(2,704,734)	—	—	—	117,416
Total	$9,635,722	$(475,160)	$834,142	$60,028	$25,120,085	$(4,067,295)	$259,523	$(3,636,858)	$—	$27,730,187

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $254,838.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,963,819	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (0.45%)
			Constant Default Rate	0.00% - 0.12% (0.53%)
			Yield (Discount Rate of Cash Flows)	5.82% - 8.48% (6.72%)

Asset-Backed Securities	2,963,819
	117,459	Term of Restructuring	Expected Recovery	0.00% - 90.00% (68.62%)

Corporate Bonds	117,459
Total	$3,081,278

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $ 24,648,909. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.69% (a) (b)	$1,443,336	$1,142,666,489	$1,022,630,389	$(19,816)	$14,969	$121,474,589	121,426,018	$3,276,970	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.